Exhibit 99.18

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
4000000032	xxxx	Securitized	1	1	1	1				Verified reserves; Low LTV/CLTV/HCLTV;			APPR 0004 Missing Required Second Appraisal - Missing CDA in loan file. SSR in file on Page x with a Score of 2.0
4000000034	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	APPR 0004 Missing Required Second Appraisal - Missing CDA. SSR in loan file with Score of 1 on Page x. - x Lender provided a copy of the CDA.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - The following accounts listed on the loan application were omitted from the origination DTI calculation please provide documentation to support the omission

xxxxx - x Lender provided a copy of the CD and Settlement statement for x

4000000187	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months of liquid reserves ; Low LTV/CLTV/HCLTV - LTV/CLVT 79.00%;			APPR 0046 Missing Third Party Appraisal Review - CURS returned at XXXX, Desk Review / CDA required. - XX/XX/XX Per XXXX AVM required. Recevied. 0% Variance, value supported.
4000000193	xxxx	Securitized	1	1	1	1
4000000195	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO XXXX;			HUD 0018 Missing Cash to Borrower including Debt Payment - no debt consolidation noted in the final CD (XXXX) - XX/XX/X Cleared. No additional debt paid at closing.
4000000200	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Established credit history - Oldest tradeline x;	APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - Appraisal value on the AUS is xand sales price x.p. x - xFinding cleared exception set in error, value submitted to AUS matches appraisal.

AUS 0002 Missing Final UCD Findings - Waived by client per x comments.

4000000202	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Per AUS DTI 41.5%, calculated 46.150%
discrepancy caused at origination the primary residence P&I payment used was $x - x Lender provided a copy of the Closing Disclosure for the borrowers primary residence refinance.

APP 0005 Missing Schedule of Real Estate Owned - xLender provided a copy of the primary residence property profile report.

4000000208	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Over XXXX verified liquid assets; Established Landlord history - Multiple Investment REO;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI and asset requirements on non-subject property: XXXX #XXXX XXXX, - XX/XX/XXXX Lender provided a copy of the Prior Loan Mortgage statement, CD, Note, Property Profile and HOI.

4000000214	xxxx	Securitized	1	1	1	1	QMATR 0014 AUS is invalid - conditions were not met - AUS is invalid due to DTI outside resubmission tolerance. The DU DTI was approved at 41.89%, based on subject property negative rent loss of $x (calculated using Schedule E), the resulting 57.57% DTI invalidates the AUS and the loan is not eligible as a manually underwritten loan.

CRED 0004 Back-end Ratio exception (DTI)

4000000218	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI and asset requirements on non-subject property: XXXX #XXXX, XXXX. - XX/XX/XX Mortgage statement in file. Finding cleared.

4000000233	xxxx	Securitized	1	1	1	1	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	APP 0005 Missing Schedule of Real Estate Owned - ROE xxxxx
Missing property taxes and hazard insurance policy if applicable.

REO xxxxx
Missing property taxes and hazard insurance policy if applicable. - 08/16/21 Lender provided a copy of the tax information for xxxxx.  Both properties are lots only with no dwelling.  No HOI required.

4000000234	xxxx	Securitized	1	1	1	1
4000000236	xxxx	Securitized	1	1	1	1
4000000240	xxxx	Securitized	1	1	1	1	Verified reserves; Low LTV/CLTV/HCLTV;	APP 0003 Missing Initial 1003 Application - x Lender provided signed 1003.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - APN not reflected on Title Commitment
Legal description number x.
Legal description addendum on mortgage matches Title. - xLender requested that the condition be cleared as an APN is not mandatory on a title report.  The Legal Description matches Title.

APP 0005 Missing Schedule of Real Estate Owned - xder provided a copy of the COOP tax bill for primary residence.

4000000275	xxxx	Securitized	1	1	1	1	Verified employment history - 7+ years employment history; Verified liquid assets and/or savings history - months Reserves 328 months ;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	TITL 0013 Title Policy - Schedule A Exception - Provide a correct Title Commitment reflecting Loan amount for xxxxx. -refer to Title Commitment xxxxx issued Loan Policy amount xxxxx. - 08/20/21 Lender provided a copy of the title policy with the correct loan amount.

4000000291	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline xxxxx; Low DTI - 25%;	9/23/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2021-INV3. Loan status updated to Securitized.	DEED 0023 Corrections to the Mortgage/DOT are not initialed by the Borrower(s) - Changes made by the notary. Changed state of to IOWA. - Lender provided a copy of the corrected deed with the borrower initialing the change of state.

4000000313	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Received x
4000000317	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - substantial liquid assets verified per XXXX accounts;
4000000349	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline x; Verified reserves;	CRED 0006 Missing Employment doc (VVOE) - Missing verbal verification of employment for second job,x. Paystub in file is over 30 days prior to close. No verification in file fromx - x paystub provided within 31 days of closing per AUS.

APPR 0001 Missing Copy of Original Appraisal report - x Originally approved with PIW. Appraisal value x. SSR no sore, non-UAD. CDA received from lender supports value with low risk.

4000000362	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000367	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 32.24%/32.24%/32.24%; Low DTI - 32.970%; Verified liquid assets and/or savings history - Over xxxx verified liquid assets;
4000000380	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV;	APPR 0046 Missing Third Party Appraisal Review - xsk review supporting value of $xreceived.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - The APN on the DOT x Appraisal APN matches prelim report. - x Lender provided LOE with excerpts from each document.  APN matches.

CRED 0007 Missing Employment doc (VOE) - Missing copy of CPA Letter or SOS to verify employment for x - xSOS Searches received.

4000000399	xxxx	Securitized	2	1	2	1	Verified reserves - XXXX months; Verified employment history - B in the same line of work for over 20 years; Low LTV/CLTV/HCLTV - LTV is 45.45%;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for the addition of Reinspection fee of $XXXX for CD issued on XXXX. -- A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXXX - XXXX Post Closing Corrective Action: Lender provided PCCD and Funding worksheet showing Lender Credits in the amount of $XXXX for cure of addition of Reinspection fee of $XXXX.	NOTE 0050 Note is Incomplete - Missing page XXXX of Note. - XXXX-Lender provided complete copy of Note.

ECOA 0003 No evidence lender provided copies of written appraisals - Missing Appraisal acknowledgement signed by borrower and disclosure of right to receive an appraisal - XXXX Lender provided a copy of the Appraisal Ack. Form.

4000000412	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - $x verified liquid reserves ; Established credit history - 794 mid credit score; 16 year credit depth, excellent payment history includes x AA mortgages;
4000000433	xxxx	Securitized	1	1	1	1	Verified reserves; Low LTV/CLTV/HCLTV;	APP 0005 Missing Schedule of Real Estate Owned - Missing VOR for current residence for x - xLender provided LOE, property profile and the borrower does not own the primary, but is inheriting the property and making the mortgage payments.

4000000435	xxxx	Securitized	1	1	1	1	Verified reserves; Verified employment history;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of the simultaneous refinances of the additional REO noted below. File does not contain evidence of the previous mortgage being paid in full or the new mortgage P&I.
x
 - x.

4000000438	xxxx	Securitized	1	1	1	1	Verified reserves - 395 months; Verified employment history - 15 years;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of the simultaneous refinances of the additional REO noted below. File does not contain evidence of the previous mortgage being paid in full or the new mortgage P&I.
x - x Lender provided a copy of the note/CD for x

TRST 0001 Missing Inter Vivos Revocable Trust Agreement

4000000439	xxxx	Securitized	1	1	1	1	Verified employment history; Verified reserves;	APP 0005 Missing Schedule of Real Estate Owned - Missing Primary Residence x. Mortgage Statement by RPM to verify payment x as listed on 1003.
Mortgage statements in file byx - x Lender provided a copy of the xPITIA information.

TRST 0001 Missing Inter Vivos Revocable Trust Agreement - xLender provided a copy of the Trust Certificate.

CRED 0006 Missing Employment doc (VVOE) - x Lender provided a copy of the VVOE for borrower 1 and borrower 2 dated x

4000000440	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 57.697%; Verified employment history - XXXX years; Verified reserves - XXXX months;
4000000443	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - x verified liquid reserves ; Established credit history; Net tangible benefit - Proceeds paid off $xnon purchase money second and borrowers received $xcash in hand ;
4000000452	xxxx	Securitized	1	1	1	1				Verified reserves - 10 Months of liquid reserves ; Low LTV/CLTV/HCLTV - LTV/CLTV 75%;		11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.
4000000455	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 40.76; Potential for increased earnings - Potential increased of positive rental income. ;
4000000456	xxxx	Securitized	1	1	1	1						11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.
4000000457	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 68.95; Verified reserves - XXXX Months of liquid assets. ;
4000000468	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX Months of liquid assets ; Low LTV/CLTV/HCLTV - LTV/CLTV 72.00%;
4000000470	xxxx	Securitized	1	1	1	1	Verified reserves; Income verified was not used in qualifying;	APPR 0004 Missing Required Second Appraisal - Missing CDA in loan file. SSR in the loan file on Page x with a Score of 1.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Lender provided tax and insurance information for x Located the Property profile for x

4000000475	xxxx	Securitized	1	1	1	1	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	APP 0003 Missing Initial 1003 Application - Missing Initial 1003 Application - 8/11/2021 Lender provided executed initial loan application.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property- Missing tax information for xxxxx. - 8/12/21 Lender provided a copy of the note and mortgage statement.  Borrower is on title, but not on Note.  Lender only included monthly tax and insurance payment for xxxxx. in the DTI calculation.

CRED 0093 Credit Documentation is Insufficient - Credit documentation is Insufficient - Missing payment history for subject property. - 09/02/21 Lender Provided a copy of the statement, payment history and account snapshot from xxxxx.

4000000477	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Established credit history;			APP 0005 Missing Schedule of Real Estate Owned - xnder provided a copy of the VOR for Borrower.
4000000480	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	APP 0005 Missing Schedule of Real Estate Owned - x - xLender provided a copy of the CD, HOI, and Property Profile for x

APRV 0003 Missing Loan Approval Date - x Loan Approval is not dated.  1008 provided by lender reflects an approval date ofx

CRED 0082 Income Documentation is Insufficient - Missing most recent K-1 showing ownership percentage equal to 26%, % used at origination for x - x Lender provided the 2019 x.  DTI within tolerance.

4000000484	xxxx	Securitized	1	1	1	1	Low DTI; Verified reserves; Verified employment history;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - xfile. Need verification of final program / product. - x Lender provided a copy of the Final 1008 which indicates the loan was approved/eligible by FNMA.

AUS 0002 Missing Final UCD Findings - x - x Lender provided a copy of the UCD findings from FNMA dated x

CRED 0083 Asset Documentation is Insufficient - Assets do not meet complete verification standards. Documentation incomplete as noted:
- xaccount #xhas two, non-consecutive bank x - xLender provided a copy of the x, The xstatement, and wire receipt from title.

4000000488	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing 3rd party valuation report, IB has ordered the report as of x and will update the findings upon receipt. - x CDA Received, value supported.

QMATR 0014 AUS is invalid - conditions were not met - AUS is invalid - cash out transaction on properties purchased less than six months are not eligible.  Borrower purchased the subject property on x and the subject transaction closed x Loan not eligible to the agencies. - x Lender provided a copy of the FNMA guidelines and a copy of the original purchase Settlement Statement which indicated that the borrower signed on x and the loan disbursed on x  Additionally, the lender provided a calander which indicated that from x is exactly 180 days.

4000000489	xxxx	Securitized	1	1	1	1
4000000501	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75% ; Verified reserves - XXXX Months of liquid reserves.;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk Review CDA - XXXX CDA Received. Reasonable value.
4000000511	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - over xxxxx verified liquid assets; Verified credit history - High FICO 790;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	DEED 0037 All title holders did not execute the Mortgage/DOT - See Pre Title xxxxx and DOT xxxxx. - 08/19/21-Lender provided DOT and Title confirming only one title holder who did signe DOT.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - RS above 2.5 (2.8) xxxxx - 09/07/21 Lender provided CDA Value supported.

4000000512	xxxx	Securitized	1	1	1	1
4000000519	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower mid FICO score of 794. ; Low LTV/CLTV/HCLTV - 59.93%% LTV. ; Verified reserves - 86.24 months verified reserves, which does not include net proceeds of xxxxx from refinance, exceed the required 28 months.;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	CRED 0082 Income Documentation is Insufficient - Missing SSI award/benefit letter as per w/s on xxxxxx for xxxxx. If SSI income comes in with different amount or no award letter is provided, DTI subject to change. - 8/16/21 Received a copy the SSI award letter.

4000000537	xxxx	Securitized	1	1	1	1				Established Landlord history - Multiple rental properties with 2 plus years history; Verified liquid assets and/or savings history - Over xxxxx verified liquid assets;		11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.
4000000541	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 40%; Verified reserves - xx months;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - 2nd review requred. Non UAD. - xx CDA Provided by client, value supported. Moderate Risk.

APPR 0003 Appraisal value is not supported. - AVM received xx $xx Value 60% confidence score.  CDA Ordered. - xx CDA Provided by client, value supported. Moderate Risk.

4000000546	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 25.98%; Verified credit history - High FICO 819; Low DTI - 19%;		11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.
4000000549	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 48.00%; Verified reserves - 187 Months of liquid reserves. ;		11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	APPR 0004 Missing Required Second Appraisal - Second evaluation required . No CDA in the loan file and the UCDP SSR indicates a score of 2.9 on xxxxx. - 09/02/21 Received CDA reasonable value.
4000000561	xxxx	Securitized	1	1	1	1
4000000566	xxxx	Securitized	1	1	1	1
4000000569	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower's verified assets supports over XXXX months of PITI reserves for the subject property.; Verified credit history - Borrower's Credit history supports XXXX accounts, with a total XXXX mortgage accounts with zero late payments and a revolving account with a XXXX credit limit.;	CRED 0004 Back-end Ratio exception (DTI) - Subject 123.90% debt-to-income (DTI) ratio exceeds the maximum allowed per the LP Feedback certificate approved DTI of 47%. - XXXX Lender provided 1003, 1008, property profile, reviewed file over the phone and determined the end result was that lender omitted the pension income. DTI is now within tolerance.

QMATR 0014 AUS is invalid - conditions were not met - The AUS/LP is invalid due to the 123.90% DTI exceeds the approved DTI of 47%. The loan file does not evidence documentation that allows for rental income on a borrower's primary residence in accordance with XXXX, re: live-in aide eligibility.   - XXXX Lender provided 1003, 1008, property profile, reviewed file over the phone and determined the end result was that lender omitted the pension income.  DTI is now within tolerance.

4000000571	xxxx	Securitized	1	1	1	1							APPR 0004 Missing Required Second Appraisal - Missing CDA in loan file. SSR on Page x with a score of 1.
4000000574	xxxx	Securitized	1	1	1	1	Verified reserves; Verified credit history; Established Landlord history - Borrower has established landlord history with 2+ years and 13 investor properties with paid as agreed pay histories on a total of 34 mortgages since x;	CRED 0004 Back-end Ratio exception (DTI) - Reviewer DTI 52.52% vs tape DTI of .820% and AUS approval of 48.09%.

Reviewer calculated rental income as required by mortgage commitment on page x.   It requires that if all properties owned in 2019 were lower calculations than those for 2020, to use the lower figures from 2019.

Missing verification for x

3917 E Megan St does not appear on Schedule E and using rental lease for income.  Also missing tax information.

Missing clarification if xand not on 2020 Schedule E. However, both properties are disclosed on final application on pages x. If sold, need to remove from application.  Please identify which property Payoff statement on page xbelongs to.

Changes to any of these will affect the DTI. - x

4000000575	xxxx	Securitized	1	1	1	1	NMLS 0004 NMLS Loan Originator Company ID is missing from Note (12 CFR 1026.36(g)(1-2)) - xLender provided copy of Note.

CRED 0070 Calculated Amortized Term does not match Term of Note - x-Lender provided copy of Note.

CRED 0074 Borrower has not proven the ability to repay the debt - x Lender provided a copy of the note.

NOTE 0001 Missing Note - xLender provided copy of Note.

NMLS 0003 NMLS Loan Originator (Individual) ID is missing from Note (12 CFR 1026.36(g)(1-2)) - x-Lender provided copy of Note.

4000000598	xxxx	Securitized	1	1	1	1	Verified reserves; Verified liquid assets and/or savings history - x verified liquid assets;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing proof of PITI payment onx - x Lender provided a copy of the CD for x

TITL 0011 Missing Title Holder Name from Title Evidence - Missing Title Holder Name from Title Evidence - Missing x name on Title Commitment. - x

4000000608	xxxx	Securitized	1	1	1	1				Verified credit history; Verified credit history;
4000000614	xxxx	Securitized	1	1	1	1				Low DTI; Verified reserves; Verified credit history;			CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated within 10 business days of x - x- Received TWN VVOE dated x
4000000619	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Verified reserves - 9 Months of liquid reserves. ;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of property taxes on xxxxx. DTI to be re-evaluated upon receipt of tax data. - 08/27/21 Lender provided a property report for xxxxx.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk Review CDA. - 9/10/2021 - Received Post Closing CDA that supports the appraisal value.

4000000623	xxxx	Securitized	1	1	1	1	Established Landlord history;	CRED 0087 Tax Returns/Transcripts are Insufficient - Subject loan closed x and did not contain the required 'x Schedule E or Extension to evidence most recent year's rental income. Present DTI is based on '2019 Sched E data. The DTI will need to be re-evaluated upon receipt of the '2020 Sched E. - x Lender provided a copy of the extension for 2020.

4000000642	xxxx	Securitized	1	1	1	1				Verified housing payment history; Low LTV/CLTV/HCLTV;			CRED 0087 Tax Returns/Transcripts are Insufficient PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x Received CDA, value supported, Reasonable Risk Rating.
4000000643	xxxx	Securitized	1	1	1	1				Verified reserves - 30 months of verified reserves in the amount of $x; Verified housing payment history;
4000000649	xxxx	Securitized	1	1	1	1
4000000661	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - over x liquid assets verified; Verified employment history;			NOTE 0001 Missing Note - x - xLender provided copy of Note.
4000000668	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $XXXX verified liquid reserves ; Established credit history - XXXX XXXX credit scores; XXXX year credit depth, excellent payment history includes XXXX mortgages;	CRED 0086 Undisclosed or Excluded Debt - Missing documentation supporting the omission of the following accounts; as required by DU Findings, item XXXX (p. XXXX):

-XXXX CARD SERVICE ******XXXX
-XXXX CARD SER ******XXXX
-XXXX ******XXXX
-XXXX ******XXXX
-XXXX ******XXXX
-XXXX ******XXXX
-XXXX ******XXXX - XXXX Lender provided the following to support omission of debt:
-XXXX ******XXXX - Screen Shot of account reflecting a XXXX balance.
-XXXX ******XXXX- XXXX statement of account reflecting XXXX balance.
-XXXX******XXXX - Online statement reflecting a XXXX balance.  Payment was processed on XXXX.
-XXXX ******XXXX Received online statement that reflects balance paid in full on XXXX.
-XXXX ******XXXX- Received online statement reflection a XXXX balance.
-XXXX ******XXXX - XXXX statement of account reflecting XXXX balance.
-XXXX ******XXXX - Online statement reflecting XXXX balance.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Third Party Appraisal Review. SSR returned score of XXXX (p. XXXX), Desk Review required (XXXX ordered XXXX). - XXXX Received CDA, Value supported, Reasonable risk rating.

4000000672	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 49.00%; Verified reserves - XXXX Moths of reserves. ;	APPR 0038 Property Site Value exceeds 30% - Per appraisal pg. XXXX Land to improvement ratio is typical for the area. - XXXX - Appraiser confirmed site value is typical for area.

APP 0005 Missing Schedule of Real Estate Owned - Missing lease agreement supporting gross rent of $XXXX disclosed on the final 1003 for ROE: XXXX

Missing lease agreement supporting gross rent of $XXXXdisclosed on the final 1003 for ROE: XXXX - XXXX Lender provided a LOE, updated 1008, 1003, REO worksheet, XXXX Tax return Sch E.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - Per appraisal value $XXXX - XXXX - Lender provided copy of amended AUS.  Value per appraisal is supported.

CRED 0004 Back-end Ratio exception (DTI) - XXXX Lender provided updated documentation for REO exception. Per income worksheet lender gave interest expense on XXXXl, however the SCH E only uses the interest expense for the XXXX property.  Per AUS DTI 21.71%, Calculated 45.30. AUS DTI 21.71%, DTI Variance due to difference in SCH E Calculations. For those properties with ownership interest less than XXXX% lender grossed up income/expense, but did not provide proof payment was made by another party so Reviewer could not offset the PITIA payment.

Lender to provide updated 1003 with correct SCH E income and updated AUS reflecting correct rental income calculations and DTI. - XXXX Lender provided 1008 and 1003.  Additionally, lender provided response via email regarding the XXXX property which stated that the Lease agreements were used on this property per FNMA requirements.  DTI is within tolerance.

4000000673	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months;	QMATR 0011 Missing payment on "monthly payment for mortgage-related obligations". Section 1026.43(e)(2)(vi) - Missing evidence of proof various entities making proportional mortgage payments in order to excluded that proportional amount of mortgage payment. Require XXXX months cancelled checks or similar to evidence all mortgage payments paid by the various XXXX for the REO schedule. For determining debt-to-income ratio, audit only accounted for the borrower's proportional payment in the calculations. - XXXX Lender provided required documentation.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - VOM or Mortgage statement from XXXX to verify XXXX month payment history - XXXX Lender provided additional clarification on this loan.  The prior loan was not in the borrower's name, but in the name of a deceased borrower.  The property was vested in the borrower name (XXXX%) and XXXX, as Trustee of Trust "XXXX" aka the XXXX of the XXXX dated XXXX (XXXX%). Payment history would not be required since it was in another parties name.

CRED 0006 Missing Employment doc (VVOE) - No VVOE in file for both XXXX and XXXX.
XXXX & K1 in file - p.XXXX & p.XXXX - Lender provided SOS Business Search for XXXX, XXXX, and XXXX.

CR 0011 Missing Evidence of Ownership of Free and Clear Property - Missing evidence that the XXXX property is owned free and clear and/or evidence of PITIA and added to the schedule of REO on the loan application.  If property has been sold, evidence of the sale as the property shows up on the tax returns. - XXXX Lender provided a copy of the property profile and the borrower does not own XXXX.

4000000676	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Verified reserves - 8 Months of liquid reserves;		11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk Review CDA. - 09/01/21 CDA Received, reasonable value.
4000000695	xxxx	Securitized	1	1	1	1				Verified reserves - 42 months; No Payment Shock - Previous payment was $x and New monthly payment is $xby decreasing 0.625% interest rate.;			APPR 0004 Missing Required Second Appraisal - Missing CDA. SSR in loan file Page x with score of 1.
4000000699	xxxx	Securitized	1	1	1	1	Verified reserves - Deducting large deposit x from thexbalance $x= $xbalance used cash to close $xas per final CD x= $xtotal reserves less reserve requirement $x= $xexcess reserves 55 months PITIA. ; Verified credit history - Mid score 739 and oldest tradeline x;	PROP 0018 Missing PLS required secondary valuation. - x Received CDA, reasonable value.

CRED 0096 Missing proof of PITI payment on non-subject property - Require tax cert and any HOI for the borrower on own primary residence x and mortgage statement with x - xLender provided a copy of the HOI, and Tax and mortgage statement for primary.

4000000706	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified employment history;
4000000707	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - Provide VVOE for borrower dated within XXXX days prior of note date of XXXX. VVOE in file was dated XXXX. XXXX business search done XXXX. - XXXX Lender provided preclosing VVOE dated XXXX.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Provide HOI and HOA (if applicable) for primary property XXXX (property detail report for taxes was in file) - XXXX Lender provided property profile for primary residence. Property is in XXXX name.  Per FNMA guidelines the rental income may not be used on the subject property when borrower does not own primary residence and borrower does not have a primary housing expense.  Per AUS rental income was not used on the subject property and the borrower was hit with the entire PITIA amount in the DTI calculation.

CRED 0096 Missing proof of PITI payment on non-subject property - Provide note for property located at XXXX since it appears has been recently refinanced. - XXXX Lender provided a copy of the note for XXXX.

4000000708	xxxx	Securitized	1	1	1	1	Verified credit history;	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing the '2020 IRS 1040 Tax Return with Schedule E to evidence rental income for the subject property. Per the title commitment, borrower has x the property since at least x. The DTI will be required to be re-evaluated once the missing documentation has been provided. - xLender provided a copy of the 2020 tax return, reo worksheet, Amended AUS/1008/1003. Additionally, student loan payment history and PCCD.

4000000709	xxxx	Securitized	1	1	1	1							TRST 0001 Missing Inter Vivos Revocable Trust Agreement - x - Received a copy of Certification of Trust which is acceptable for state of California
4000000710	xxxx	Securitized	1	1	1	1							APPR 0004 Missing Required Second Appraisal - Missing CDA in loan file. SSR on page x with a Score of 1.
4000000711	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - 1) Provide note for property at x since recently refinanced.

2) Provide PITIA for primary residence x(property detail in file for taxes only). - x Lender provided a copy of the note for x.  Borrower does not x primary residence, no primary housing payment.

CRED 0072 VVOE dated outside of required timeframe - Provide VOE for borrower within 10 days of note date. VOE in file dated x, with note date x - xLender provided VVOE dated x.

4000000717	xxxx	Securitized	1	1	1	1	Verified reserves; Verified credit history - Borrower's Credit Report showed a total of XXXX mortgage accounts, all paid with XXXX late payments, additionally borrower's revolving credit, showed XXXX% available credit.;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Desk Review required, SSR score XXXX. Ordered XXXX. - XXXX Received CDA, value supported, Reasonable risk rating.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing mortgage statement for the  XXXX Property.
Missing satisfactory rental history for current residence on XXXX
Missing tax information / property profile on XXXX.  - XXXX Lender stated that the loan was with a private investor and does not provide mortgage statements.  Lender provided the following: Messages regarding private mortgage, copy of cancelled check XXXX, Deed for XXXX Lease agreement and last XXXX payments for borrowers current residence, and property profile on XXXX.

4000000720	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has significant reserves above $xrequired; Minimal outstanding debt;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Purchase contract present for x; however, no documentation provided for closing or PITIA obligation. Requesting settlement statement or Closing Disclosure for purchase of this property. - x Lender provided a copy of the CD for x

APPR 0046 Missing Third Party Appraisal Review - x - Received FNMA UCDP report with a Risk score of 1

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - 1003 indicates current residence of x as previous address <2yrs. Evidence of Insurance for subject property lists current residence of xand a purchase contract is present for this property. Requesting the following documentation:
1. 1003 to be corrected to reflect correct 2yr residency information
2. Letter of explanation from borrower concerning ownership and/or residence history of all three properties.
3. Verified asset balance of x however final 1003 discloses this balance under x which is not present in loan file. Two accounts listed on 1003 with only one verified. 1003 to be corrected to remove erroneous account and update balance to match correct account number. - x Lender provided a copy of the updated 1003.

CRED 0082 Income Documentation is Insufficient - Please provide the following documentation
1. x is missing; however, IRS transcripts indicate this has been filed. Requesting missing taxes be provided.
2. xis present; however, IRS Transcripts indicate no record found. Requesting verification of filing of this return and Letter of Explanation addressing this discrepancy.
3. All provided tax return forms missing tax-filer signature. - xxdocument, and signed 4506-C's.

4000000721	xxxx	Securitized	1	1	1	1				Verified reserves; Verified employment history;			APPR 0004 Missing Required Second Appraisal - Missing CDA from loan file. SSR in the file on Page x with a Score 2.2. - x Exception made in error. SSR risk score 2.2, CDA not required.
4000000723	xxxx	Securitized	1	1	1	1				Verified employment history; Low LTV/CLTV/HCLTV;			APP 0005 Missing Schedule of Real Estate Owned - Missing COB's VOR/Rent Agreement $x month for x - xLender provided a copy of the bank printout for xpayments for xmonth.
4000000727	xxxx	Securitized	1	1	1	1				Verified reserves - 96 months; Low DTI;			APP 0005 Missing Schedule of Real Estate Owned - Missing Tax Statement for REO property x - x Lender provided a copy of the property profile on x
4000000730	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Over xxxxx liquid assets verified after closing.; Verified employment history - Established xxxxx, long career.;		11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.
4000000736	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO 777; Verified liquid assets and/or savings history - Over xxxxx verified liquid assets;		11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.
4000000738	xxxx	Securitized	1	1	1	1				Verified reserves; Low DTI;
4000000750	xxxx	Securitized	1	1	1	1							CRED 0072 VVOE dated outside of required timeframe - VOE is dated xxxxx and VOE dated xxxxx, loan closed xxxxx - 8/11/21 Lender provided updated VVOE for Borrower 1 & 2.
4000000751	xxxx	Securitized	1	1	1	1
4000000756	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	APP 0003 Missing Initial 1003 Application - Missing Initial 1003 Application - Missing Initial 1003 dated x - x Lender provided a copy of the initial 1003.

APPR 0004 Missing Required Second Appraisal - Missing CDA in loan file.  SSR found on Page xwith  Score of 1.

AUS 0002 Missing Final UCD Findings - UCD in file x

4000000757	xxxx	Securitized	1	1	1	1	Verified reserves; Verified credit history;	CRED 0096 Missing proof of PITI payment on non-subject property - Provide documentation for taxes, HOI, and HOA (if applicable) for x If escrowed provide mortgage statement. - x Lender provided a CD and HOA statement for x.

4000000760	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x Review Value $x . Variance 8.64%, Reasonable Value.
4000000761	xxxx	Securitized	2	1	1	2				Low LTV/CLTV/HCLTV; Verified reserves;	PROP 0018 Missing PLS required secondary valuation. - EV2 x 2055 Received. Value higher than AUS estimated value.		CRED 0072 VVOE dated outside of required timeframe - WVOE in file dated x. VVOE for x, from x is not located in the file. The note was signed on x - x- Lender provided updated VVOE dated x
4000000762	xxxx	Securitized	1	1	1	1				Verified reserves;
4000000764	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with xs as a Hx for 7 years 3 months; Verified housing payment history;
4000000766	xxxx	Securitized	1	1	1	1				Verified credit history; Verified liquid assets and/or savings history - Over x liquid assets verified;
4000000767	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	APRV 0003 Missing Loan Approval Date - Information not available on the Loan Approval. Lock Expires x - x Lender provided a copy of the updated Rate Lock which reflects a rate lock date of x and the Note Date is x

4000000769	xxxx	Securitized	1	1	1	1	Verified employment history;	TRID 0133 Missing Home Loan Toolkit - xHLTK in file and entered on Disclosure screen, but question missed on esign screen.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Confirmed missing COC for CD datedx -- The sum of non-specific (lump sum) lender credits and specific lender credits ($x) has decreased from the amount disclosed on the Closing Disclosure sent on x). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - xData Entry error on the x CD, corrected lender credit field and issued cleared upon submission.

ECOA 0003 No evidence lender provided copies of written appraisals - xReceived evidence of Appraisal delivery.

4000000770	xxxx	Securitized	1	1	1	1				None;			ECOA 0003 No evidence lender provided copies of written appraisals - x- Received evidence of electronic delivery of appraisal.
4000000771	xxxx	Securitized	1	1	1	1	Verified housing payment history - XXXX; Verified employment history - Self employed borrower of XXXX for over 14 years ;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR Collateral risk score of XXXX/ XXXX to order desk review. - XXXX Received CDA, value supported, excellent risk rating.

4000000776	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history - Borrowers Credit Report supports open revolving trade accounts, with only two percent credit utilization and one account with a credit limit of $x.;
4000000780	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 50%; Verified reserves - XXXX Months of liquid reserves.;	CRED 0084 Income Calculation Discrepancy - Unable to determine how the lender calculated rental income of $XXXX for the additional REO XXXX. Based on the XXXX 1040 schedule E (pXXXX) average gross rental income $XXXX -PITIA $$XXXX = net rental income of $XXXX
 - XXXX Lender provided a copy of their rental income worksheet for XXXX.

CRED 0082 Income Documentation is Insufficient - The XXXX P&L reflects declining income from XXXX that exceeds XXXX%.  Reviewer used the average of YTD net income at XXXX% based on the borrower's percentage of ownership which results in $XXXX/month, XXXX income was $XXXX excluding W2 wages as comparison.  The P&L lists Owner payroll as an expense in the amount of $XXXX.  No YTD paystub in the file to confirm how much of this went to the borrower so this was not added back to net income. - XXXX Lender provided a copy of the YTD P&L ending XXXX.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI is 78.380%.  Variance is due to income calculation for both additional rental income and S-corp income, see CRED XXXX and XXXX - XXXX Received updated P&L. AUS DTI 39.25% , Review DTI 39.31.  DTI Variance of less than 3% is considered non-material.

4000000781	xxxx	Securitized	1	1	1	1	Verified housing payment history - XXXX; Verified credit history - Oldest tradeline on file XXXX;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing a copy of the XXXX Statements for the primary residence @ XXXX. - XXXX Lender provided a copy of the primary residence note dated XXXX.

4000000784	xxxx	Securitized	1	1	1	1
4000000787	xxxx	Securitized	1	1	1	1	Verified reserves - $xcash available and reserves to be verified $x with PITIA $x11 months = $x excess reserves = 312.45 months PITIA reserves.; Verified credit history - Good credit scores mid 732. Oldest tradeline x with 2% revolving debt utilization; Low LTV/CLTV/HCLTV;	CRED 0117 Questionable Occupancy - The subject property as per 1003 on x had been the borrower's primary residence for 17 years and the 1008 xand final AUS DU finding on xas well as Occupancy Statement xreflect will be an x. The borrower's tax returns and 1003 as well as other documentation on file reflect that x xx xx at the subject property address. Missing and provide LOE. Front end ratio is required for housing payments for new primary residence and details are required. If living rent free then LOE with address details to support. - x Lender provided a copy of the Final 1003 and the following response: 1. The borrower is looking to purchase a new primary residence. x needed to cash out this property and convert it to a rental prior to getting the new primary residence. We make the borrower do the x as an x so x don?t sign an occupancy cert when they are not planning on residing in the property for the full 12 months as is required on a primary residence refi.

APP 0005 Missing Schedule of Real Estate Owned - 2020 tax returns shows on Schedule E rent received from x with mortgage interest, taxes and insurance x.  Final 1003 xdoes not list this property as well as the mortgage liability.  LOE to be provided with supporting documentation - xLender provided property report which indicated that the xproperty was sold x

***NOTE: Property Profile reflects borrower as the Lender.

4000000788	xxxx	Securitized	1	1	1	1				Verified credit history; Verified employment history - Self employed borrower x for 56.70 years;
4000000790	xxxx	Securitized	1	1	1	1	Verified reserves; Verified housing payment history - 99 months reported by credit report p.x;	CRED 0007 Missing Employment doc (VOE) - Missing Pension Award Letter for both borrowers.
Need to verify B's $x/month and COB's $xmonth.
B's x$xmonth used x in file p.x - x Lender provided updated AUS and removed borrower 1 x.  DTI increased to 46.26 on AUS.  A copy of the 1099 in file for Borrower 2 x as required by AUS condition 13.

4000000796	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified employment history;	DEED 0007 Missing PUD Rider - None in loan file and DOT page 7 does not indicate one was obtained as the box is not checked. Appraisal indicates x and $x per month HOA Fee. - x- Lender provided copy of x

4000000800	xxxx	Securitized	1	1	1	1				Verified reserves; Established Landlord history;			APPR 0004 Missing Required Second Appraisal - Missing CDA from loan file. SSR in file on Page x with a Score of 1.7.
4000000802	xxxx	Securitized	1	1	1	1				Verified reserves; Established Landlord history;			APPR 0004 Missing Required Second Appraisal - Missing CDA from loan file. SSR in the file on Page xwith a Score of 1.
4000000809	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk review CDA. SSR in file on Page x with no Score provided. - x Received CDA, Value Supported, Reasonable variance.

4000000811	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified employment history - Self employed borrower , x for 11.05 years and Co-borrower employed with x for 20.15 years;	APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - Approval page x$xand DU page x - x Lender provided a copy of the corrected Approval with the x The AUS, rate lock and CD reflect the correct information.

LEAS 0001 Missing Lease Agreement and/or Not Executed - xException set in error, x used to calculate rental income.

CRED 0004 Back-end Ratio exception (DTI) - x Review updated DTI 40.01% is within acceptable 3% tolerance.

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - UPDATED xMissing copies of the final CDs from the refinances of the following properties to verify the new mortgage amounts and payments:
x

Missing supporting documentation for omitted debts condition x. - x Lender provided a copy of the CD forx

4000000813	xxxx	Securitized	2	1	2	1	Verified housing payment history - XXXX; Verified credit history - Oldest tradeline XXXX;	HUD 0027 Missing evidence of the Seller HUD1 - Missing copy of the Seller's Closing Disclosure - XXXX Non-Material, no assignee liability. Lender provided a copy of borrower's Seller final Settlement Statement on another property. Still missing the subject property Seller closing disclosure.	AUS 0001 Missing Final AUS Submission - -

APRV 0004 Missing Guidelines for Loan Program used to Underwrite Loan File - Missing a copy of the DU finding report #XXXX - XXXX Lender provided a copy of the AUS, Submission XXXX, dated XXXX.

4000000814	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline x; Verified housing payment history;	CRED 0016 Insufficient Verified Funds to Close - Missing net equity for the sale x - x Lender provided a copy of the Final Settlement Statement forx

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x- Lender provided a CDA reflecting a Risk Score of Moderate with no recommended additional review.  Exception Cleared.

4000000815	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - 1) Missing most recent year of dividend income (XXXX) for borrower.

2)Provide XXXX personal 1040s with all schedules since it appears REO rental figures were used from XXXX return (extension in file).  - XXXX Lender provided a copy of the 1008, 1003, AUS and property profile.

4000000820	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history - Oldest tradeline x;
4000000822	xxxx	Securitized	1	1	1	1	Verified employment history; Verified reserves;	NOTE 0050 Note is Incomplete - x Lender provided a copy of the complete note.

LEAS 0001 Missing Lease Agreement and/or Not Executed - Provide a lease agreement for REO property x  to verify monthly rental income $x as listed on 1003 and was included in DTI.   - x Lender provided LOE, payment history and mortgage statement.  Loan was cosigned by borrowers for daughter and to input into AUS they had to submit as a rental and include in REO count.

4000000824	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - x Lender provided proof of PITI for non-subject properties.

CRED 0072 VVOE dated outside of required timeframe - Employment for Borrower was verified 0x1 and Note date is x - x Lender provided a copy of the VVOE dated x

4000000827	xxxx	Securitized	1	1	1	1				Verified employment history - Fixed Income total $x month; Verified reserves;
4000000836	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months; Low LTV/CLTV/HCLTV - 33.016%;	APP 0005 Missing Schedule of Real Estate Owned - Missing VOR to verify Primary residence rent $XXXX months
 - XXXX Lender provided a Letter of Explanation from the borrowers care facility which indicated that the monthly room charge was $XXXX per month.

4000000838	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	APP 0005 Missing Schedule of Real Estate Owned - x
Missing property taxes bill. or supporting documentation.  - x Lender provided a copy of the property profile.

APPR 0004 Missing Required Second Appraisal

4000000843	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history - Oldest tradeline x;
4000000846	xxxx	Securitized	1	1	1	1	Verified reserves; Low LTV/CLTV/HCLTV;	CRED 0096 Missing proof of PITI payment on non-subject property - VOM from x for xproperty x for xproperty x - x

APP 0005 Missing Schedule of Real Estate Owned - Missing most recent tax returnx and Sch-E to verify rental income. Used rental income per x and Sch-E in file px - xLender provided a copy of the 2020 extension.

4000000852	xxxx	Securitized	1	1	1	1	Verified ownership of subject property; Verified employment history;	APP 0005 Missing Schedule of Real Estate Owned - x Lender provided a copy of the extension agreement for 2020.

CRED 0006 Missing Employment doc (VVOE) - x Lender provided a copy of the Verification of Self Employment dated x

4000000853	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Verified reserves - XXXX Months of liquid reserves. ;	HUD 0027 Missing evidence of the Seller HUD1 - Seller's CD was not in the file

APP 0005 Missing Schedule of Real Estate Owned - Primary residence address; XXXX missing mortgage statement, hazard insurance and property taxes if applicable.  - XXXX Lender provided a copy of the mortgage statement, property profile and HOI for primary residence.

4000000854	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 65%; Verified reserves - XXXX Months of liquid reserves.;	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing the 'XXXX IRS Form 1040 tax return. Subject loan closed after the 'XXXX filing deadline with no evidence of filing extension, only 'XXXX tax return in file in order to calculate rental income. - XXXX Lender provided a copy of the XXXX extension agreement.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of mortgage payment(s) on non-subject properties; XXXX (per loan app $XXXX lien w/XXXX). - XXXX Lender provided a copy of the CD, taxes and insurance for XXXX.

4000000856	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's Credit Report showed several revolving credit lines, one trade line with a credit limit of $x. The Credit Report showed a revolving credit utilization of only 5%.;			TRID 0133 Missing Home Loan Toolkit - x - Received copy of Home Loan Toolkit from lender.
4000000871	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	APPR 0004 Missing Required Second Appraisal - No CDA located in the loan file. UCDP on Page x with a Score of 1. - x SSR Risk Score 1.0.

APP 0005 Missing Schedule of Real Estate Owned - Concurrent closing documents of a LendUS file was not included in this loan file. Mortgage statement required for the loan referenced on second Page #xof the 1008 as well as the closing disclosure for same. - xLender provided a copy of the CD, Insurance and Tax information for concurrent closing on x.

4000000872	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Payment History for the Following Mortgage could not be Verified:

x with payment of $x with balance of $xas stated by the Final 1003 in file. - x Lender provided a copy of the CD, Note and Appraisal.

CRED 0113 Missing evidence of HOA Dues - Missing evidence of HOA Documents for Unit x - x Lender provided a copy of the CD, Note and Appraisal.

APPR 0004 Missing Required Second Appraisal - Missing CDA from the loan file. SSR in the file on Page x with a Score of 1.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof Of PITI  Non subject property
x - x Lender provided a copy of the note on x.

4000000874	xxxx	Securitized	1	1	1	1	Verified reserves; Low LTV/CLTV/HCLTV;	APP 0005 Missing Schedule of Real Estate Owned - x
Missing mortgage statement and hazard insurance documentation if applicable. - x, which included impounds.

APPR 0004 Missing Required Second Appraisal - Missing CDA.  SSR in loan file Page x with a score of 1.8.

4000000882	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline for x; Verified housing payment history;	APPR 0004 Missing Required Second Appraisal - Missing CDA in the loan file. SSR on Page x with a Score of 1. - x Exception set in error. SSR score returned 1 no additional valuation required.

CRED 0006 Missing Employment doc (VVOE) - Missing a copy of the co-borrower x verbal verification of employment.  - x Lender provided a copy of the Written VOE dated x

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - 1) Missing a copy of the DU Finding Report,

2) Missing a copy of the taxes, insurance and lease for rental propertyx - x Lender provided a copy of the AUS, and HOI, Tax, Ins and lease forx

4000000884	xxxx	Securitized	1	1	1	1	Verified housing payment history; Low LTV/CLTV/HCLTV;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of the simultaneous refinance of x. Documentation must confirm the payoff of the x mortgage and the terms of the new mortgage including whether taxes and insurance are escrowed. - x Lender provided a copy of the CD/Note/HOI/Tax Summary for x

CRED 0004 Back-end Ratio exception (DTI) - x Reviewed Income documentation provided by lender.  DTI is within tolerance.

CRED 0084 Income Calculation Discrepancy - Both borrowers were qualified using YTD income, review income does not match lender.  Reviewer used base income from the Work Number VOIs (x) in the file which do not match the figures on the lender's calculator (x).  Lender's figures seem to have been based on updated documentation not available in the file.  The resulting DTI exceeds the allowable 3% tolerance.  - x Lender stated that they used YTD because the borrower accepted a new job. Lender combined other income and base income. Reviewed income and the DTI is within tolerance.

4000000887	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months; Verified employment history - 21 Years and 6 months;	APPR 0004 Missing Required Second Appraisal - Missing CDA. SSR in loanfile on Page XXXX with a Score of XXXX. - Exception made in error. SSR risk score XXXX, CDA not required.

CRED 0104 Missing Letter of Explanation - Provide proof closed HELOC by XXXX #XXXX - Credit report reflects a HELOC with XXXX opened XXXX and reporting a XXXX balance as of XXXX.  This was not associated with either of the properties. This account is not reflecting on the borrower CU statement.

4000000888	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history;			APPR 0004 Missing Required Second Appraisal - Missing CDA in loan file. SSR in file on Page x with a score of 1.5.
4000000890	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months; Low LTV/CLTV/HCLTV - 60.00%;
4000000901	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline x; Verified employment history - Self employed borrower xfor 12.72 years. ;	CRED 0016 Insufficient Verified Funds to Close - Missing a copy of the proceeds from secured loan in the amount $xand net equity proceeds from the exchange in the amount of xdocumenting cash to close. - x Lender provided a copy of the exchange statement dated x

4000000904	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradelinex; Verified housing payment history;
4000000911	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000912	xxxx	Securitized	1	1	1	1				Verified employment history; Verified housing payment history;
4000000913	xxxx	Securitized	1	1	1	1				Verified reserves; Verified employment history;			CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing terms of new financing with x - x Lender provided a copy of the final CD.
4000000923	xxxx	Securitized	1	1	1	1				Verified credit history; Verified liquid assets and/or savings history - Over x verified liquid assets after subject transaction;
4000000924	xxxx	Securitized	1	1	1	1				Verified employment history - XXXX years; Verified reserves - XXXX months;
4000000926	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline x; Verified housing payment history;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing copies of the mortgage statements, hazard insurance and current tax bills for the following properties: x - xLender provided a copy of the note and CD for x

4000000927	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	DEED 0037 All title holders did not execute the Mortgage/DOT - The title is vested in xx and xx and xx, as xx separate estate, each as xx separate estate. x did not execute deed - x Lender provided a copy of the quit claim deed dated xhttp://100.66.94.12/workbench/images/yes.png

4000000931	xxxx	Securitized	2	1	1	2				Verified credit history - XXXX;	APPR 0046 Missing Third Party Appraisal Review - Missing secondary valuation for PIW loan. - XXXX AVM supporting value of $XXXX received. XXXX
4000000932	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower is employed with XXXX for XXXX as a XXXX for 15.73 years; Verified housing payment history - XXXX;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR collateral risk score of XXXX XXXX to order desk review. - XXXX CDA in file. Moderate Risk Score $XXXX.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing a copy of the HOA cert and second lien for XXXX for primary residence XXXX - XXXX Lender provided a copy of the HOA invoice for XXXX.

4000000933	xxxx	Securitized	1	1	1	1				Conservative use of credit - credit Card payment $xx and balance $xx; Low DTI;
4000000934	xxxx	Securitized	1	1	1	1	Conservative use of credit - One open credit account with balance $x/ payment $x; Established credit history;	ECOA 0003 No evidence lender provided copies of written appraisals - xnder provided a copy of the Verification of Appraisal Report.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of the simultaneous xof x and x Unable to confirm the existing  mortgages have been paid or the terms of the new mortgages. - x Lender provided the CDs for x

CRED 0082 Income Documentation is Insufficient - x Lender provided a copy of the SSI Award Letter.

4000000935	xxxx	Securitized	1	1	1	1	Verified credit history; Conservative use of credit - One Credit open with balance $x and payment $x;	APP 0005 Missing Schedule of Real Estate Owned - Missing Lease Agreements for REO- x to verify total $x month of x units: (x), (x), (x) and (x) listed on 1003.
AND Missing Lease Agreements for x to verify total $x month of x units;  x), (x), (x) and (x) listed on 1003.
 - x Lender provided the required lease agreements.

ECOA 0003 No evidence lender provided copies of written appraisals - x - Received evidence of Appraisal delivery executed by the borrower.

4000000938	xxxx	Securitized	1	1	1	1	Verified reserves; Verified employment history;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing mortgage statement from for REO property at to verify escrowed tax & ins. - Lender provided a copy of the mortgage statement for

4000000939	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000943	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO XXXX; Verified liquid assets and/or savings history - Over XXXX verified liquid assets;			AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - Lender provided a copy of the UCD.
4000000945	xxxx	Securitized	1	1	1	1				Verified reserves;
4000000951	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 33.00%; Verified reserves - XXXX Months of liquid reserves.;
4000000952	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 25%; Verified reserves - 235 months;	APP 0005 Missing Schedule of Real Estate Owned - Missing mortgage statement/HUD1 from xx for a new primary residence buying concurrently; not able to verify mortgage payment, Tax and insurance. - xxWorksheet, and insurance for xx Property.

ECOA 0003 No evidence lender provided copies of written appraisals - x Received appraisal delivery waiver signed by borrower.

4000000953	xxxx	Securitized	1	1	1	1				Verified employment history - Both borrowers verified over 10 years with employment at xx; Verified liquid assets and/or savings history - Verified over xx in liquid assets after transaction;			APPR 0004 Missing Required Second Appraisal - Missing CDA from loan file. SSR in the file on Page x with a Score of 1.
4000000954	xxxx	Securitized	1	1	1	1	Verified credit history - XXXX; Verified reserves - XXXX months of verified reserves ;	CRED 0093 Credit Documentation is Insufficient - AUS/DU reflected property as XXXX family detached; however, per appraisal subject is a XXXX. - XXXX Lender provided a copy of the updated AUS dated XXXX which reflects property as a PUD.

AUS 0002 Missing Final UCD Findings - No evidence of the Final UCD for our review. - XXXX Lender Provided Final UCD.

4000000958	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000000963	xxxx	Securitized	1	1	1	1				Verified credit history; Verified housing payment history;			APPR 0004 Missing Required Second Appraisal - Missing required CDA. SSR in the loan file on page x score of 1.
4000000975	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA from the loan file. SSR in file on Page x with 0 Score. Ordered x - x CDA Received, value supported.
4000000977	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Over $x verified liquid assets at time of transaction; Low LTV/CLTV/HCLTV;
4000000978	xxxx	Securitized	1	1	1	1	CRED 0006 Missing Employment doc (VVOE) - Missing Employment Verification Documents for XXXX - XXXX Lender provided a copy of the VVOE for XXXX dated XXXX.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Provide 3rd party evaluation for subject since FNMA CU score is XXXX. - Rec'd XXXX. Value Supported, reasonable risk rating.

CRED 0086 Undisclosed or Excluded Debt - Provide documentation for omission of debt with XXXX. XXXX pg XXXX - XXXX Lender provided a copy of the Sellers Closing statement which indicates that XXXX was paid at closing.

4000000980	xxxx	Securitized	1	1	1	1				Verified credit history; None;			APPR 0004 Missing Required Second Appraisal - Missing CDA as required. SSR in the loan file with a score of 1 on page x.
4000000986	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline x; Verified housing payment history;	APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - x Per Annaly ok to clear. Lender paid "x" at closing which cleared the "x" condition listed on the appraisal. Annaly was ok to clear without the 442.

4000000988	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline x; Verified housing payment history;
4000001003	xxxx	Securitized	1	1	1	1
4000001007	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months; Low DTI - 26.78%;	CRED 0082 Income Documentation is Insufficient - Missing documentation for the pass through entities that make up the majority of the income for the borrower's corporation. For review purposes "Other Income" line XXXX has been excluded as the documentation to support the stability and continuance of this income has not been documented. - XXXX Lender provided a LOE which stated that the tax return is a consolidated tax return. Verified that tax returns are consolidated returns.

CRED 0045 Questionable continuation of income - Missing documentation to support the continuation of income at the XXXX level.  ---File does not contain business bank statements to support the borrower-prepared XXXX P&L
-File does not contain a XXXX YTD P&L and business bank statements to support, as required by XXXX XXXX - XXXX Lender provided a copy of the YTD P&L and bank statements for XXXX.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI exceeds the allowable tolerance due to missing income documentation, see CRED 0082. - XXXX Lender provided a LOE which stated that the tax return is a consolidated tax return.  Verified that tax returns are consolidated returns. DTI within tolerance.

CRED 0007 Missing Employment doc (VOE) - Missing third party verification of the borrowers' percentage of ownership in XXXX.  There is a document in the file containing a breakdown pXXXX, however it is not signed/certified by anyone and reviewer cannot determine the source of the information - XXXX Lender provided signed ownership statement by email and uploaded an Email from the accounting firm verifying the borrowers ownership interest.

4000001008	xxxx	Securitized	1	1	1	1				Verified reserves - Required reserves XXXX Assets verified XXXX; Established credit history - Oldest tradeline XXXX;
4000001013	xxxx	Securitized	1	1	1	1				Verified reserves; Low DTI;
4000001017	xxxx	Securitized	1	1	1	1	Verified credit history;	TRID 0130 Missing Intent to Proceed - x Lender provided explanation they do not get a physical copy of Intend to proceed signed by x, and provided a copy of the Compliance events timeline showing Intend to proceed was received onx

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - No proof of E-signature--
A revised Loan Estimate was provided on x) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of  (x). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on x), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is x. (12 CFR 1026.19(e)(4)(ii)) - xLender provided disclosure tracking sheet for proof of receipt.

TRID 0016 Prior Loan Estimate Sent Method Not In Person and No Received Date - No proof of E-signature--
A revised Loan Estimate was provided on (x) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to the consummation date of (x). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (x, which is three business days after it was delivered or placed in the mail. A consumer must receive a revised Loan Estimate not later than four business days prior to consummation. Four business days before consummation is x). (12 CFR 1026.19(e)(4)(ii)) - x-Lender provided disclosure tracking sheet for proof of receipt.

TRID 0009 Initial Closing Disclosure Sent Method Not In Person and No Received Date - No proof of E-signatures--
The Initial Closing Disclosure was provided on (x) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (x). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (x), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (x), for consummation to occur on x). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - x-Lender provided disclosure tracking sheet for proof of receipt.

4000001022	xxxx	Securitized	1	1	1	1	Verified credit history; Verified housing payment history;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x Lender provided a CDA Report, value supported, moderate risk.

CRED 0072 VVOE dated outside of required timeframe - VVOE for xx, Dated xx from xx was dated outside the acceptable timeframe. Note Date is x  - x Lender provided a copy of the VVOE for Borrower 2 dated x and the Borrower x

4000001023	xxxx	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient - Per DU, Provide 2 months recent statements for x account *x. (only 1 month statement in file) - x Lender provided a copy of the x statement.

CRED 0096 Missing proof of PITI payment on non-subject property - 1) Provide documentation for HOA for property x (mtg statement indicates property is x and x)

2)Provide documentation for PITI on property atxx - x Lender provided a copy of the HOA statement for x Documentation forxnot required.  Borrower lives rent free.

4000001027	xxxx	Securitized	1	1	1	1				Verified credit history; Verified credit history - Oldest tradeline x;			APPR 0004 Missing Required Second Appraisal - Missing CDA. SSR in the loan file on Page x with a Score of 2.5 - x Lender provided a copy of the CDA, Low Risk. x SSR Risk Score 2.5, no CDA Required.
4000001030	xxxx	Securitized	1	1	1	1	Verified housing payment history - 99 months reported on credit p.x; Verified reserves;	COMP 0046 Escrow account disclosure statement not delivered at closing - xLender provided a copy of the initial escrow disclosure.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - x Lender provided LOE regarding property: x

4000001034	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradelinex; Verified housing payment history;
4000001035	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - $xxxx months verified reserves ; Verified employment history - Employer confirmed Borrower has been on current job for 6 years; Established credit history - 782 mid credit score; 13 year credit depth, excellent payment history includes 8 AA mortgages; Low DTI - 39% DTI; $xxxx/month residual income;	AUS 0002 Missing Final UCD Findings - Lender provided a copy of the final UCD dated xxxx.

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party evaluation on subject. FNMA CU score of 2.7.  - Received xxxx. Value Supported, Reasonable Risk Rating.

4000001041	xxxx	Securitized	1	1	1	1				Income verified was not used in qualifying - Bonus pay $xmonth and other pay $xmonth not used.;
4000001042	xxxx	Securitized	1	1	1	1				Verified reserves; None;
4000001045	xxxx	Securitized	1	1	1	1				Verified credit history; Low DTI;
4000001049	xxxx	Securitized	1	1	1	1				Verified ownership of subject property; Verified reserves;			APPR 0004 Missing Required Second Appraisal - Missing CDA in the loan file. SSR in the file on Page x with a Score of 1.
4000001060	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified credit history - Oldest tradeline x;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - CDA required and not in the loan file. SSR with a 2.6 Score in the loan file on Page x. - Received x, value supported. Excellent Risk Rating.

4000001062	xxxx	Securitized	1	1	1	1				Verified employment history; Verified reserves;			AUS 0002 Missing Final UCD Findings - x Lender provided a copy of the final UCD dated x
4000001064	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Established credit history - Mortgage history reported 73 months p.x with FICO 790;
4000001068	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000001069	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000001071	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified employment history - Self employed borrower x for 20 years and Co-borrower employed with x for 21.23 years ;
4000001074	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000001078	xxxx	Securitized	1	1	1	1				Verified employment history; Minimal outstanding debt;
4000001079	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline x; Verified housing payment history;			APPR 0004 Missing Required Second Appraisal - CDA missing from the loan file. SSR on Page x with a Score of 1.
4000001080	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	CRED 0087 Tax Returns/Transcripts are Insufficient - x Lender provided a copy of the AUS dated x, 1008, and LOE with agency guidelines on rental income. LOE states borrower does not have 1 year property management experience. Borrower owns principal residence. FNMA guidelines require "x, rental income can only be used to offset the PITIA for the subject property.

CRED 0096 Missing proof of PITI payment on non-subject property - x
Missing mortgage statement, property taxes and hazard insurance documentation. - x Lender provided explanation for x.  Borrower failed to disclose that x purchasing and it did not close until after subject.  Lender erred on the side of caution and included the estimated debt for the property.  Lender included a copy of the estimated payment from the borrower documentation for that file.

4000001082	xxxx	Securitized	1	1	1	1							APPR 0004 Missing Required Second Appraisal - Missing CDA. SSR in the file on Page x with Score of 1.7.
4000001085	xxxx	Securitized	1	1	1	1				Minimal outstanding debt - One open revolving account with balance $x; Verified employment history;
4000001086	xxxx	Securitized	1	1	1	1	Established credit history; Net tangible benefit - Reduced rate by 1% and reduced monthly payment by $x;	CRED 0096 Missing proof of PITI payment on non-subject property - Provide mortgage statement/HUD1 from xfor primary residence x to verify xpaid and monthly payment xincl. escrow tax & ins - x Lender provided a copy of the CD for x

4000001097	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline XXXX; Verified housing payment history - XXXX;	CRED 0072 VVOE dated outside of required timeframe - Borrower VVOE dated XXXX and note dated XXXX. Per LP, VOE to be performed within XXXX days of note(XXXX days) - XXXX Lender provided a copy of the VVOe dated XXXX.

4000001098	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Missing verification of commission income from the borrower's previous employer to complete the two year history requirement per AUS XXXX (pXXXX). The borrower started their current job in XXXX. - XXXX Lender provided a copy of the WVOE dated XXXX. Per note on WVOE "XXXX XXXX purchased XXXX XXXX. No pay information is available from XXXX as they are no longer in business. Employee was allowed to keep date of hire from previous employer - hire date is XXXX. Pay information is only from XXXX XXXX." XXXX W-2 in file supports commission income for YTD and XXXX.

HUD 0011 Missing Evidence of sale of property owned - Missing evidence that XXXX has been sold. - XXXX Lender provided a copy of the closing statement for XXXX.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Credit report reflects mortgage to XXXX. 1003 lists it as a debt in section XXXX. No property in section XXXX is associated with this debt.  Lender to provide updated / corrected 1003 with property associated with this debt in section 3 or LOE explaining why they omitted the debt from section XXXX and listed it as a liability in section XXXX.   - XXXX Lender provided updated 1003.

4000001099	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed withx, x for 8 years 2 months. ; Verified housing payment history;
4000001104	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 79.00% ; Verified reserves - 221 Months of liquid reserves.;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Per the borrower LOE xxxx the borrower opened a new line of credit with xxxx, missing evidence of this liability. The xxxx on credit was opened in xxxx. It does not appear this debt was included in the lender's DTI, additional exceptions may apply.

CRED 0110 Missing Evidence of Liquidation of Assets for Cash to Close - Lender provided explanation and guidelines.

4000001110	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000001114	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's housing history was verified using the Credit Report, showed 4 real estate accounts, all paid with zero late payments,; Verified credit history - Borrower's Credit Report showed a total of 30 trade accounts, all paid with zero late payments. The borrower's Credit Report showed several revolving accounts, including two accounts with a hight limit of $xxxx.;
4000001115	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's Credit History dates to year xxxx, with a total of 65 tradelines, all paid with zero late payments. The borrower had 40 revolving trade accounts, one with a high limit of $xxxx.; Verified employment history - Borrower's employment history was verified as over 7 years with the same employer and over 14 years within the same industry.;
4000001116	xxxx	Securitized	1	1	1	1				Verified credit history; Verified liquid assets and/or savings history - Over x verified liquid assets after purchase transaction;
4000001118	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk Review CDA. SSR located in file on Page x with a score of 2.6. - x Received CDA Reasonable Risk, Value within tolerance.

4000001120	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified employment history - Borrower had been employed with xas a x for 8 years. ;	QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the x ending #xx, hazard insurance, tax bill for primary residence; x not showing on credit report. - x Lender provided a copy of the PCCD, Tax and Ins statements for x

4000001124	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with x for 15.36 years; Verified housing payment history;
4000001128	xxxx	Securitized	1	1	1	1	Income verified was not used in qualifying; Verified reserves;	CRED 0004 Back-end Ratio exception (DTI) - Provide approve/eligible AUS/DU with following corrections: Total income $x; Total debts $xand DTI of 43.60%. Fair market rent of $xwith 75% vacancy was used on subject (xnet rental). - x Lender provided a copy of post close AUS dated x and a corrected 1008/1003. DTI within tolerance.

CRED 0084 Income Calculation Discrepancy - Income Calculation Discrepancy - 75% Vacancy Factor was not used to determine the monthly rental income for the subject property. The fair market rent of $x was used - x Lender provided a copy of post close AUS dated x and a corrected 1008/1003. Vacancy factor was corrected.

4000001130	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 58.00%; Verified reserves - XXXX Months of liquid reserves.;	APP 0005 Missing Schedule of Real Estate Owned - REO XXXX
Missing mortgage statement from XXXX evidencing P&I $XXXX per final 1003 used at origination to calculate the DTI.
The loan file includes a mortgage statement from Freedom mortgage with a P&I payment of $XXXX see pg. XXXX - XXXX Lender provided a copy of the Closing Disclosure for XXXX.

AUS 0002 Missing Final UCD Findings - UCD findings were not in the file  - XXXX Lender provided a copy of the UCD dated XXXX.

4000001131	xxxx	Securitized	1	1	1	1				Established credit history; Verified reserves - $x verified reserves;
4000001135	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;			DEED 0004 Mortgage/Deed of Trust is not Executed - x Lender provided a copy of the signed, notarized and recorded Deed. AUS 0002 Missing Final UCD Findings - x Lender provided a copy of the UCD.
4000001136	xxxx	Securitized	1	1	1	1				Verified credit history; Low DTI;
4000001137	xxxx	Securitized	1	1	1	1							TITL 0013 Title Policy - Schedule A Exception - Title Commitment (pg xxxx) amount of $xxxx is insufficient to cover the Note of $xxxx - Lender provided a copy of the title commitment.
4000001139	xxxx	Securitized	1	1	1	1	Verified housing payment history - The borrower has successfully demonstrated the ability to pay housing expenses equal to or greater than the proposed monthly housing expense for the new mortgage over the past 12-24 months.
; Verified credit history - Previous credit history shows that the borrower has the ability to devote a greater portion of income to housing expenses.;	CRED 0067 Missing Verifiable Months of Income Earnings - Provide documentation for other income used for borrower (xxxx) in the amount of $xxxx(1003 reflects as other income under employer). If schedule C income used, then update 1003 to reflect xxxx and AUS. - Lender provided corrected 1003 and updated DU.

CRED 0006 Missing Employment doc (VVOE) - The verbal VOE must be obtained within 10 business days prior to the note date for employment income. VVOE is missing for co-borrower xxxx for xxxx - Lender provided a copy of WVOE for coborrower dated xxxx.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non subject property address xxxx - Lender provided a copy of the taxes and insurance.

4000001144	xxxx	Securitized	1	1	1	1	Verified credit history - High FICO XXXX; Verified liquid assets and/or savings history - Over XXXX verified liquid assets;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - - - Received CDA XXXX Value supported with a Reasonable Risk Rating. Lender provided a CDA on XXXX from XXXX, value supported with moderate risk.

4000001148	xxxx	Securitized	1	1	1	1				Verified credit history - Borrowers Credit Report showed a total of XXXX tradelines dating to year XXXX, all paid with XXXX late payments. Additionally the borrowers had a revolving trade account with a high limit of $XXXX and only XXXX% revolving credit utilization over XXXX revolving tradelines.; Verified employment history - Co Borrower's employment history dated to year XXXX with the same employer, verifying over 20 years employment with the same employer.;			AUS 0002 Missing Final UCD Findings - Missing final UCD findings . - XXXX Lender provided a copy of the UCD Findings, dated XXXX.
4000001153	xxxx	Securitized	1	1	1	1				Established credit history - Oldest tradeline XXXX.;
4000001156	xxxx	Securitized	1	1	1	1				Income verified was not used in qualifying - $x month lease agreement for subject p.x; Verified employment history;
4000001157	xxxx	Securitized	1	1	1	1				Verified credit history;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x Received CDA, Value supported. Reasonable risk rating.
4000001169	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0x30x36; Verified reserves - Reserves required xxxx. Reserves verified xxxx;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing the property tax document for the second home. - Lender provided a copy of the property profile for xxxx to verify monthly taxes.

4000001173	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 80% ; Verified reserves - 276 Months of liquid reserves.;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk Review CDA, xxxx to order. The CDA pg xxxx appears to have photos of different property then subject. Additionally, house number on mailbox reflects xxxx and subject is xxxx.
 - Received CDA, value supported, Reasonable risk rating.

4000001175	xxxx	Securitized	1	1	1	1
4000001176	xxxx	Securitized	1	1	1	1				Verified reserves - 192 months verified reserves ; Verified employment history - Employer confirmed Borrower has been on current job for 10 years; Net tangible benefit - Borrower received $xxxx cash in hand after closing;
4000001178	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline x; Verified housing payment history;
4000001183	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has 94 months documented reserves; Verified housing payment history - Borrowers show 84 months verified housing payment history on credit report.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - ID documentation in file indicates B2 is xxxx, the 1003 lists B2 as a xxxx. - Lender provided a copy of the unsigned, corrected final 1003

4000001186	xxxx	Securitized	1	1	1	1	Low DTI - 36% DTI; $xx/month residual income ; Verified employment history; Established credit history;	FLOOD 0006 Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums - Remove, subject is in zone x; flood insurance is not required by the Flood Disaster Protection Act of 1973.

CRED 0083 Asset Documentation is Insufficient - Missing x additional month bank statement for xx. Per DU Findings, two months statements required (p. xx), only the xx statement (p. x) was located in the file. The funds in this account are needed to satisfy the reserve requirement.  - xx Lender provided the xx Statement.

4000001188	xxxx	Securitized	1	1	1	1	Verified employment history - Employer confirmed borrower has been on his job for 10.5 years; Established credit history - 773 mid credit; 13 year credit depth, excellent payment history includes 11 AA mortgages; Verified liquid assets and/or savings history - $xxxx verified liquid reserves;	CRED 0083 Asset Documentation is Insufficient - Missing one additional month bank statement for xxxx #xxxx(p. xxxx). Per DU Findings #25, two months statements required (p. xxxx), only the xxxx statement (p. xxxx) was located in the file. The funds in this account are needed to satisfy the reserve requirement. Additionally, there is only month statement for xxxx Bank account #xxxx (p. xxxx) in the file; however, these funds are not needed to meet the reserve requirement. - Lender provided a copy of the xxxx Bank Statement.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Third Party Appraisal Review. SSR returned score of 3.7 (p. xxxx), Desk Review required (xxxx to order). - Received CDA, value supported. Reasonable Risk Rating.

4000001193	xxxx	Securitized	1	1	1	1				Verified reserves - 45 months; Income verified was not used in qualifying - Subject Rental Income $xxmonth per lease agreement in file p.xx;
4000001198	xxxx	Securitized	1	1	1	1	Verified reserves; Low DTI - 36% DTI, $xx/month residual income;	CRED 0096 Missing proof of PITI payment on non-subject property - The 1003 reflects $xx/month for taxes, insurance, etc. for xx NY. The only payment that was verified is insurance in the amount of $xx/month (p. xx). Provide additional documentation to support total PITIA of $xx - xx Lender provided the following statement "This property is free and clear, attached is the document for the same. Also i have attached HOA, HOI and property info for your reference. Please review and advise." Property is a xx taxes included in the association dues.

4000001199	xxxx	Securitized	1	1	1	1				Verified reserves; Income verified was not used in qualifying - Bonus income of $xwas not used in qualifying;
4000001200	xxxx	Securitized	1	1	1	1				Verified reserves - Reserves required $XXXX. Assets verified $XXXX; Low LTV/CLTV/HCLTV - XXXX;			APPR 0001 Missing Copy of Original Appraisal report - Missing appraisal. - Lender provided a copy of the Appraisal report and SSR.
4000001204	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x CDA Received, value supported, Excellent risk rating.
4000001205	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified employment history - Borrower has been employed with x x for 7 years 10 months;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x Received CDA, value supported, Reasonable risk rating.

CRED 0088 Missing proof property ownership is free and clear of debt/liens - Missing a copy of evidence documenting that xx xxxx has no primary housing expense.  - xx Lender provided a copy of a system screenshot of the borrowers application which indicated the borrower is living rent free. Per FNMA guides if the borrower is living rent free, no rental income is to be used on subject property.  Lender used the full PITI payment loss in the DTI calculation.

4000001207	xxxx	Securitized	1	1	1	1				Low DTI - 29.40%; Verified employment history - Over XXXX years same employment/industry;
4000001209	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000001210	xxxx	Securitized	1	1	1	1
4000001211	xxxx	Securitized	1	1	1	1	Verified reserves; Verified liquid assets and/or savings history - Over x verified liquid assets and/or savings history;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and/or Homeowners Insurance Information - Missing evidence of Homeowners Insurance Information for x. The debt-to-income ratio will be required to re-evaluated once complete information provided.

4000001212	xxxx	Securitized	1	1	1	1
4000001218	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Verified reserves - XXXX Months of liquid reserves.;	HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Missing Purchase contract. - XXXX, Escrow Instructions allowed.

CRED 0088 Missing proof property ownership is free and clear of debt/liens - Missing proof property ownership is free and clear of debt/liens, per hazard policy for primary residence, mortgage loss payee is XXXX.  - XXXX Lender provided documentation verifying that the debt belongs to the borrower's business.  Lien was taken against borrower's primary residence as they were the guarantor for the XXXX.

CRED 0114 Missing Purchase Contract - Missing Purchase contract. - XXXX, Escrow Instructions allowed.

4000001220	xxxx	Securitized	1	1	1	1	Income verified was not used in qualifying - COB's xxxxl, 1120S/K-1 income $xxxx month NOT used.; Verified reserves - 257 months;	APP 0005 Missing Schedule of Real Estate Owned - Missing VOR to verify monthly rent $xxxx month for borrower's primary residence at xxxx. Per DU #xxxx, rental housing expense to be verified. - Lender provided a copy of the monthly rental statement for primary residence.

4000001223	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI and terms of financing on xxxx property financed with Better Mtg #xxxx. - Lender provided a copy of the xxxx property profile.

4000001224	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - x verified liquid reserves ; Established credit history; Net tangible benefit - Borrower received $xx cash in hand after closing;			CRED 0096 Missing proof of PITI payment on non-subject property - xx Lender provided a copy of the HOI for the primary residence.
4000001228	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x Received CDA, Value supported, reasonable risk rating.
4000001230	xxxx	Securitized	1	1	1	1	Verified housing payment history - Borrower's housing history was verified using recent 24 month pay history and credit report, both showed borrower paid with zero late payments.; Verified credit history - Borrower's Credit Report dates to year xxxx, with a total of 11 tradelines including a revolving trade account with a high limit of $xxxx and 100% available credit utilization.; Verified employment history - Borrower's employment history dates to xxxx xxxx, evidencing 19 years of stable employment with the same employer.;	CRED 0083 Asset Documentation is Insufficient - AUS approval required assets verified covering a two month period, loan file included duplicate copy of one months bank statement. - Lender provided a copy of the missing bank statement.

4000001231	xxxx	Securitized	1	1	1	1
4000001234	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months; Verified employment history - XXXX years;
4000001235	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months; Verified employment history - XXXX years;
4000001237	xxxx	Securitized	1	1	1	1				Verified credit history;
4000001244	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with the XXXX as a XXXX for 23 years ; Verified housing payment history - XXXX;			CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA on non-subject property, primary residence. - XXXX Lender provided mortgage statement for primary residence.
4000001250	xxxx	Securitized	1	1	1	1	Verified reserves - 133 months; Income verified was not used in qualifying - B's bonus pay $xxxx month (average of YTD + prior 2 years) and subject market rental income $xxxx month per appraisal p.xxxx;	APP 0005 Missing Schedule of Real Estate Owned - Provide proof paid/closed xxxx from Community Loan Services #xxxx, reporting on the credit (pg xxxx). See DU condition #xxxx. - Lender provided LOE which stated that the Community Loan Servicing closed account with a balance on the credit report was actually a transfer to xxxx.

4000001251	xxxx	Securitized	1	1	1	1				Verified credit history; Low DTI;
4000001259	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000001261	xxxx	Securitized	1	1	1	1	Verified reserves; Low LTV/CLTV/HCLTV;	APP 0005 Missing Schedule of Real Estate Owned - Missing xx mortgage statements/HUD1 for: xx from x. - x Lender provided a copy for the following: mortgage loan approval, taxes and insurance statement for x; CD, Note, First Payment Letter, Taxes, Ins and HOA statement for x.

4000001262	xxxx	Securitized	1	1	1	1				Verified reserves; Low LTV/CLTV/HCLTV;
4000001263	xxxx	Securitized	1	1	1	1	Verified reserves - 205 months; Verified employment history - 6.2 years;	APP 0005 Missing Schedule of Real Estate Owned - Missing tax and insurance statement for xx to verify $xxas listed on 1003 - x Lender provided a copy of the property profile to verify taxes. No insurance, x

4000001268	xxxx	Securitized	1	1	1	1	Verified employment history - 13.4 years; Verified reserves - 87 months;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing 2nd valuation/CDA to support appraised value. CU score wasn't available. - Received CDA, value supported with a reasonable risk rating.

4000001274	xxxx	Securitized	1	1	1	1
4000001275	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower is employed with xx as a x 3 for 11 years 3 months; Verified housing payment history;
4000001279	xxxx	Securitized	1	1	1	1				Verified credit history; Established Landlord history;
4000001282	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV;
4000001284	xxxx	Securitized	1	1	1	1	Verified ownership of subject property - XXXX years;	CRED 0096 Missing proof of PITI payment on non-subject property - Provide documentation for PITIA for primary property XXXX (per 1003 property being purchased). - XXXX Lender provided a copy of the loan commitment and lock confirmation for new piti payment on XXXX.

4000001291	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's housing history was verified using the Credit Report showing x total real estate accounts, all paid with x late payments.; Verified credit history - Borrower's Credit Report showed a total of x tradelines, including a revolving trade account with a high limit of $x. All accounts supporting x late payments.;			APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - x1 Exception fired in error. No variance.
4000001293	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 52.219%; Verified employment history - 6 years;
4000001295	xxxx	Securitized	1	1	1	1				Low DTI - 21.089%; Verified employment history - 8.9 years;
4000001302	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0x30 mortgages + 12; Verified credit history - Oldest tradeline on file: 05/02;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing terms of financing with PITIA on refinance of primary residence xxxx and property at xxxx with xxxx. - Lender provided a copy of the HOI for xxxx.

CRED 0004 Back-end Ratio exception (DTI) - DU approved DTI 22.79%, Audit dti is 27.34%. Variance due to missing CD verifying new payment for borrowers primary residence (xxxx). - Lender provided a copy of the closing disclosure for xxxx

4000001314	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV/CLTV/HCLTV; Verified reserves - Verified Reserves;
4000001321	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with XXXX as a XXXX for XXXX; Verified housing payment history - XXXX;
4000001324	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000001325	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	CRED 0006 Missing Employment doc (VVOE) - x Lender provided a copy of the VVOE for prior employer.

CRED 0104 Missing Letter of Explanation - Missing letter of explanation for employment gap. Per loan application, there is an 11 month employment gap from @ x untilx.   - x Lender provided updated 1003 and a statement: "Borrower employed by x) as x. Used annual base pay $x. x Employment gap from x. No concerns."

Borrower has been in stable employment last 12 months.  using base income only.

4000001326	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months verified reserves.; Low DTI - 17.32 DTI;
4000001327	xxxx	Securitized	1	1	1	1				Established credit history - Oldest tradeline XXXX ; Verified employment history - Over 2 years of verified employment history.;
4000001328	xxxx	Securitized	1	1	1	1
4000001329	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower's credit report showed a total of xxxx tradelines all paid with zero late payments.; Verified credit history - Borrower's Credit History dates to year xxxx, with a total of 40 total tradelines. Borrower had 35 revolving tradelines, including one tradeline with a high limit of $xxxx.; Verified employment history - Borrower's employment history dates to year xxxx, therefore supporting over 32 years of employment with the same employer.;
4000001334	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months; Conservative use of credit - One credit open with $XXXX balance $XXXX monthly payment;			PROP 0018 Missing PLS required secondary valuation. - Missing SSR/UCDP and CDA - XXXX CDA Received, value supported, Reasonable risk rating.
4000001337	xxxx	Securitized	1	1	1	1				Verified reserves; Verified employment history;
4000001338	xxxx	Securitized	1	1	1	1	Verified housing payment history; Verified employment history - Borrower has been employed with x as x for 21 years 10 months ;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing a copy of the hazard insurance coverage for primary residence located at x - xLender provided a copy of the hazard insurance for x

CRED 0004 Back-end Ratio exception (DTI) - DU apvd 29.23%? Audit dti is 33.30%, increase in variance was due to the underwriter primary housing calculation of $x, auditor payment calculation of $xP&I + $x taxes =$x. Hazard insurance was not available at time of review. Mortgage statement in file indicated taxes and HOI are not escrowed. - x Lender provided a copy of the updated AUS dated x Updated DTI with primary residence tax and insurance is 33.67%.

QMATR 0014 AUS is invalid - conditions were not met - x Lender provided a copy of the updated AUS datedx  Updated DTI with primary residence tax and insurance is 33.67%.

4000001341	xxxx	Securitized	1	1	1	1				Low DTI - 28.65% DTI; $x/month residual income; Verified employment history; Established credit history; Net tangible benefit - Borrowers received $ x. cash in hand after closing;
4000001343	xxxx	Securitized	1	1	1	1
4000001353	xxxx	Securitized	1	1	1	1				Verified reserves; Verified liquid assets and/or savings history - x Verified liquid assets and/or savings history;
4000001355	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's credit history dates to year x, with Credit Report supporting a total of x tradelines inclusive of x mortgage accounts. xestate accounts were xwith xlate payments, Additionally the borrower had a revolving trade account, with a high limit of $x.;
4000001361	xxxx	Securitized	1	1	1	1
4000001362	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline on file: xxxx; Verified housing payment history - 0x30 mortgage + 12;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR Collateral risk score unavailable. CDA required; xxxx to order a desk review - xxxx Received xxxx, Value Supported, Excellent Risk Rating. Lender provided CDA received xxxx, Value Supported, Moderate Risk.

4000001377	xxxx	Securitized	1	1	1	1				Verified housing payment history; Verified credit history - Oldest tradeline x;			HUD 0027 Missing evidence of the Seller HUD1
4000001380	xxxx	Securitized	1	1	1	1				Verified employment history - XXXX years (COB's income used only); Low DTI - 30.96%;
4000001384	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 38.00%; Verified reserves - XXXX Months of liquid reserves.;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk Review CDA for subject property (FNMA CU score XXXX). - XXXX CDA Received from XXXX on XXXX, value supported, reasonable risk rating.

4000001387	xxxx	Securitized	1	1	1	1				Verified employment history - Over 9 years combined verified work history.; Verified housing payment history - XXXX;
4000001397	xxxx	Securitized	1	1	1	1				Conservative use of credit - Conservative use of credit; Verified reserves - XXXX months verified reserves;
4000001399	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months; Verified employment history - XXXX years and XXXX years;
4000001400	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV;
4000001401	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 61.00%; Verified reserves - XXXX Months of liquid reserves.;
4000001403	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX Months of liquid reserves.;	AUS 0001 Missing Final AUS Submission - Rate lock reflects loan closed under XXXX XXXX Year XXXX
Days XXXX Rate.  Missing AUS Approval. - XXXX Lender provided a copy of the AUS loan approval dated XXXX.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - -

AUS 0002 Missing Final UCD Findings - Missing UCD Findings. - XXXX Lender provided a copy of the UCD dated XXXX.

4000001407	xxxx	Securitized	1	1	1	1				Verified employment history - High income earnings with consistent high pay increases Pg x; Potential for increased earnings;
4000001409	xxxx	Securitized	1	1	1	1				Verified employment history - B's 6 years and COB's 16 years; Income verified was not used in qualifying - Subject Rental Income $xxxx per appraisal p.xxxx;			APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - Exception fired in error. No variance.
4000001412	xxxx	Securitized	1	1	1	1	Verified reserves - $xxxx verified reserves ; Established credit history - 788 mid credit score; 15 year credit depth, excellent payment history includes 6 AA mortgages; Net tangible benefit - Borrower received $ xxxx. cash in hand after closing

										;
4000001417	xxxx	Securitized	1	1	1	1	Verified credit history - High FICO 772; Low LTV/CLTV/HCLTV - 47.00%;	CRED 0083 Asset Documentation is Insufficient - Provide additional 1 month bank statement xxxx since only 1 month was in file. Per DU, 2 month recent statements for assets. - Lender provided a copy of the xxxx Bank Statement.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Provide third party valuation (ex. CDA) for subject since FNMA CU score 2.8.  - Received CDA, value supported, Reasonable risk rating.

4000001426	xxxx	Securitized	1	1	1	1				Established credit history - Oldest tradeline XXXX; Verified housing payment history - XXXX;
4000001438	xxxx	Securitized	1	1	1	1				Verified reserves - 237 months verified reserves; Verified liquid assets and/or savings history - Verified liquid assets and/or savings history;
4000001442	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 65%; Verified reserves - 37 Months of liquid reserves.;
4000001445	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV/CLTV/HCLTV; Verified reserves - XXXX months verified reserves;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XXXX Lender provided a copy of the final UCD.

CRED 0072 VVOE dated outside of required timeframe - VVOE ,dated XXXX, outside of required timeframe - Missing VVOE for Borrower dated w/in XXXX days of Note date of XXXX (XXXX).  Missing VVOE for Co-borrower dated w/in XXXX days of Note date of XXXX (XXXX) - XXXX Lender provided a copy of the VVOE dated XXXX.

4000001451	xxxx	Securitized	1	1	1	1	Verified employment history; Low LTV/CLTV/HCLTV;	QMATR 0014 AUS is invalid - conditions were not met - The AUS/DU is invalid due to the 39.77% audit x. Housing $xSubject rent loss $xNon-subject rent loss $x Consumer debt $x. - x Lender provided a copy of updated AUS, submission x dated x reflecting a DTI of 38.52%. DTI within tolerance.

CRED 0006 Missing Employment doc (VVOE)

4000001454	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Verified reserves - XXXX Months of liquid reserves.;
4000001455	xxxx	Securitized	1	1	1	1				Verified employment history - 5 years; Income verified was not used in qualifying - Rental Income Subject $xxxx month (p.xxxx) and REO $xxxx month (p.xxxx;
4000001472	xxxx	Securitized	2	1	1	2	APPR 0038 Property Site Value exceeds 30% - Site value exceeds XXXX% - appraiser stated that Site value is not typical for the area but acceptable due to other similar valued properties in the defined area. - XXXX Per Annaly XXXX "Although not typical, the appraiser does state it is acceptable for the area."	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing third party appraisal review/cda desk review. XXXX to order. - XXXX Lender provided a copy of the CDA, XXXX% Variance, moderate risk.

4000001479	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's Credit Report showed XXXX total tradelines dating to year XXXX, including several revolving tradelines with high credit limits including one revolving account with a limit of $XXXX.;
4000001492	xxxx	Securitized	1	1	1	1				Established credit history - Oldest tradeline XXXX; Verified employment history - Over 10 years of verified employment history.;
4000001496	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months reserves; Low LTV/CLTV/HCLTV - LTV 32.52%;
4000001499	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;			APPR 0004 Missing Required Second Appraisal - Missing CDA in the loan file. SSR in the file on Page x with a Score of 1. - SSR in the file on Page x with a Score of 1., no CDA Required.
4000001500	xxxx	Securitized	1	1	1	1				Verified employment history - Over 21 years of verified employment history.; Established credit history - Oldest tradeline XXXX;
4000001504	xxxx	Securitized	1	1	1	1				Verified employment history - XXXX years; Verified reserves - XXXX months;
4000001521	xxxx	Securitized	1	1	1	1	Low DTI - 27.86% DTI; $XXXX/month residual income; Verified reserves; Verified employment history - Employer confirmed Borrower has been on current job for 19 years

; Established credit history - XXXX XXXX credit scores; XXXX year credit depth, excellent payment history includes XXXX mortgages;	APP 0002 Final 1003 Application is Incomplete - The declarations Section XXXX is incomplete. The previous ownership question is unanswered (p. XXXX) - XXXX Lender provided a copy of the corrected Final 1003 with XXXX completed.

APP 0004 Initial 1003 Application is Incomplete - The declarations XXXX is incomplete. The previous ownership question is unanswered (p. XXXX)  - XXXX Lender provided a copy of the initial 1003 with the corrections made to XXXX.

CRED 0083 Asset Documentation is Insufficient - Missing one additional month bank statement for XXXX(combined) accounts (pp.XXXX). Only the XXXX statement was located in the file. Additionally, only XXXX month statement was found for XXXX and XXXX; however, funds from these XXXX accounts are not needed to meet the reserve requirement of $XXXX, only to satisfy DU asset verification requirement, item XXXX(p. XXXX). DU Findings, item XXXX (p. XXXX) reflects; verify assets with a verification of deposit or bank statements covering a XXXX period OR direct verifications provided by a third party asset verification vendor. - XXXX Per FNMA AUS "The value entered for the mutual fund account may be 100 percent of the value of the account if the funds are used as reserves.  Document the value with a current brokerage account statement."  Borrower has sufficient funds to cover the reserve requirement of $XXXX.

4000001530	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest trade line on file: xxxx; Verified housing payment history - 0x30 mortgage + 12;
4000001541	xxxx	Securitized	1	1	1	1	Verified employment history - B's XXXX years and CBO's XXXX years;	APPR 0001 Missing Copy of Original Appraisal report - Missing Copy of Original Appraisal report - Lender provided a copy of the appraisal and SSR.

PROP 0018 Missing PLS required secondary valuation. - Missing SSR/UCDP and/or CDA Reports. - Secondary appraisal not required.  SSR XXXX

4000001545	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV/CLTV/HCLTV; Low DTI - Low DTI;
4000001546	xxxx	Securitized	1	1	1	1				Verified credit history - FICO XXXX; Verified employment history - 27+ years;
4000001549	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline on file XXXX; Verified housing payment history - XXXX;
4000001564	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months verified reserves exceed the required XXXX months.; Verified credit history - Borrower XXXX score is XXXX with XXXX active (XXXX total trades) paid as agreed since XXXX.; Verified employment history - Verified employed since XXXX. ;
4000001573	xxxx	Securitized	1	1	1	1				Verified employment history - Over 20 years in same job;
4000001582	xxxx	Securitized	1	1	1	1				Verified reserves; Low DTI;			APP 0002 Final 1003 Application is Incomplete - x Lender provided correct 1003 with employer telephone number.
4000001590	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 49.00% ; Verified reserves - XXXX Months of liquid reserves. ;
4000001597	xxxx	Securitized	2	1	1	2					PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - PIW, XXXX in file. - XXXX Loan going into securitization. CDA received XXXX. Value Supported with reasonable Risk rating.
4000001611	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Verified reserves - XXXX Months of liquid reserves. ;			CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment/terms of financing on XXXX. - XXXX Lender provided a copy of the CD for XXXX.
4000001618	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX; Established credit history - Oldest tradeline XXXX;
4000001627	xxxx	Securitized	1	1	1	1
4000001634	xxxx	Securitized	1	1	1	1				Verified credit history - Good FICO XXXX;
4000001636	xxxx	Securitized	1	1	1	1				Verified reserves - $XXXX verified reserves ; Established credit history - XXXX XXXX credit score; XXXX year credit depth, excellent payment history includes XXXX mortgages; Net tangible benefit - Borrower received $XXXX cash in hand after closing;
4000001655	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Per worksheet on pg xxxx lender used paystub and TWN VOE xxxx. No copy of TWN or paystub included in the file. Only income documentation provided is 2020 and 2019 tax returns pg xxxx and xxxx and 2020 and 2019 W2 transcripts pg xxxx and xxxx. - Lender provided a copy of the WVOE and paystub.

4000001661	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX mortgages + XXXX; Verified employment history - Borrower has been employed with XXXX as an XXXX for 31 years 8 months and Co-borrower has been employed with XXXX as a XXXX for 31 years. ;
4000001668	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV/CLTV/HCLTV of 59%; Verified reserves - XXXX months Verified reserves;
4000001710	xxxx	Securitized	1	1	1	1				Verified employment history - 24+ years; Low LTV/CLTV/HCLTV - 58.548%;
4000001711	xxxx	Securitized	1	1	1	1
4000001720	xxxx	Securitized	2	2	1	1	Verified employment history - Borrower has been employed with XXXX as an XXXX for XXXX; Verified housing payment history - XXXX;	CRED 0004 Back-end Ratio exception (DTI) - AUS/DU DTI 26.07% Audit dti is 32.19%, DTI variance due to lender not including taxes and insurance on the borrower's primary residence.

Lender to provided corrected 1008, 1003 and AUS with Primary Residence taxes and insurance included in DTI calculations. - XXXX Per XXXX, AUS Invalid. DTI variance is 3.12% greater than the max tolerance allowed by FNMA of 3%.	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing documentation for PITIA and/or Better Mortgage statement for primary residence located at XXXX. Additional conditions may apply upon review. (CD in file pg XXXX indicated not escrowed; however, 1003 reflects otherwise). - XXXX Lender provided a copy of the CD for XXXX.

4000001728	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 48.00%; Verified reserves - XXXX Months of liquid reserves.;
4000001747	xxxx	Securitized	1	1	1	1				Verified employment history - XXXX years; Income verified was not used in qualifying - Subject Market Rent income $XXXX month per appraisal p.XXXX;
4000001751	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrowers housing history was verified using the Credit Report dated XXXX, which shoed XXXX real estate accounts all paid with XXXX late payments.; Verified credit history - Borrower's Credit Report supports a total of XXXX trade accounts, all paid with XXXX late payments, including a revolving credit account with a hight limit of $XXXX.;
4000001753	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline on file XXXX; Verified housing payment history - XXXX;
4000001755	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 40%; Verified reserves - 47 Months of liquid reserves.;
4000001761	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 71%; Verified reserves - XXXX Months of liquid reserves.;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Desk Review CDA, XXXX to order. FNMA CU score XXXX - XXXX Lender provided an AVM from RPM with a market value of $XXXX.

4000001772	xxxx	Securitized	1	1	1	1
4000001775	xxxx	Securitized	1	1	1	1				Low DTI - 9.021%; Verified reserves - 195 months;
4000001788	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 32%; Verified reserves - 33 Moths of liquid reserves. ;	QMATR 0014 AUS is invalid - conditions were not met - Asset/Reserve Variance > 10%. Lender used older bank statement. Most recent xxxx statement indicates borrower paid $xxxx to xxxx, which reduced the amount of reserves available.

Lender to provide updated AUS with correct asset information. - EV2 Annaly Override. For reserve variance >10%. Comp Factors 31.611 CLTV, entire subject debt is included in PITI despite having lease agreement, 773 midscore.	CRED 0083 Asset Documentation is Insufficient - Provide additional 1 month bank statement for xxxx and xxxx. Per DU, recent 2 months bank statements needed for reserves. - Lender provided a copy of the xxxx statements.

4000001793	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV/CLTV/HCLTV; Income verified was not used in qualifying - Commission income verified was not used in qualifying;
4000001794	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 47.065%; Conservative use of credit - FICO Score 802, one open with balance $1924 and payment $25;
4000001800	xxxx	Securitized	1	1	1	1	Verified employment history - Over 20 years of verified employment.; Established credit history - Oldest tradeline XXXX.;	APPR 0001 Missing Copy of Original Appraisal report - Missing appraisal report. An appraisal interior/exterior form 1004 is required per AUS p.XXXX. Additionally, provide 1007 with fair market rent for subject since it appears was used to qualify. - XXXX Lender provided a copy of the appraisal and SSR.

PROP 0018 Missing PLS required secondary valuation. - Provide third party Valuation if FNMA CU Score greater than XXXX. - XXXX Lender provided a copy of the appraisal and SSR. SSR Risk Rating XXXX.

4000001820	xxxx	Securitized	1	1	1	1	Verified housing payment history - 0x30 mortgages + 12; Verified employment history - Borrower has been employed with xxxx as a xxxx for 18 years.;	CRED 0096 Missing proof of PITI payment on non-subject property - Provide mortgage statement for property xxxx (it appears per 1003 taxes and HOI are escrowed) - Lender provided a copy of the xxxx mortgage statement.

4000001833	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX Months of liquid reserves.; Low LTV/CLTV/HCLTV - LTV/CLTV 75.00% ;
4000001856	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest tradeline on file XXXX; Verified housing payment history - XXXX;
4000001857	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrower has 227 months of verified assets. Only 6 months required per AUS; Verified credit history - Borrower has 801 qualifying credit score with good payment history;
4000001864	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has been employed with XXXX as an XXXX for 18.39 years ; Verified housing payment history - XXXX;
4000001871	xxxx	Securitized	1	1	1	1				Verified employment history - Over 4 years of verified employment history.; Established credit history - Oldest tradeline XXXX.;
4000001883	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months verified reserves;
4000001890	xxxx	Securitized	1	1	1	1				Verified employment history - Over 4 years of verified employment history.; Established credit history - Oldest tradelines xxxx; Verified reserves - 160 months reserves verified.;
4000001897	xxxx	Securitized	1	1	1	1				Verified reserves - File contains proof of 135 months of verified reserves.; Verified employment history - Borrower has been employed as a xxxx for xxxx for 9 years.;
4000001899	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 74.91; Verified reserves - 130 Months of liquid reserves.;
4000001904	xxxx	Securitized	1	1	1	1				Verified reserves - Verified reserves XXXX months;
4000001905	xxxx	Securitized	1	1	1	1				Verified reserves - reserves of XXXX months verified; Low LTV/CLTV/HCLTV - LTV 48%;
4000001921	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 80.00% ; Verified reserves - XXXX Months of liquid reserves;
4000001924	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's Credit Report dates to year XXXX, with a total of XXXX tradelines, XXXX of which are real estate tradelines with XXXX late payments.;			APPR 0046 Missing Third Party Appraisal Review - Missing third party valuation. XXXX score was unavailable. - XXXX CDA received XXXX Value supported, reasonable risk rating.
4000001940	xxxx	Securitized	1	1	1	1				Verified reserves - Verified reserves; Verified employment history - Verified employment history;
4000001951	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 28.00%; Verified reserves - XXXX months of liquid reserves.;
6000047557	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX mtg payment verified;
6000064724	xxxx	Securitized	1	1	1	1	Verified reserves - 40 months of reserves $xx; Established credit history - Oldest tradeline XXXX;	APPR 0030 Lender Review Variance is not within tolerance. - FNMA SSR collateral risk score of XXXX XXXX to order desk review. - xx Received desk review to supporting value of $xx.

FLOOD 0003 Flood Notice Was Not Executed - No evidence that the borrower signed the disclosure - xx Executed flood notice received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of xx for xx ending in xx for xx to verify if escrows are included in payment of $xxused to qualify. - xx Copy of Mortgage statement confirming escrows included in payment pf $xx received.

CRED 0072 VVOE dated outside of required timeframe - No evidence of verbal verification of employment dated xx  days prior to the noted for our review  - xx Recd VVOE completedxx

6000064730	xxxx	Securitized	1	1	1	1	INS 0001 Missing Sufficient Evidence of Insurance - Missing hazard insurance(pg xx) total policy amount to determine borrower's payment. - XXXX provided

APPR 0046 Missing Third Party Appraisal Review - Missing desk review to support value of $xx. FNMA Collateral Risk Score xx. (IB to order) - xx Received desk review to supporting value of $xx.

CRED 0084 Income Calculation Discrepancy - The business bank statements xx support the income reported on the P&Ls.  Average deposits are $xx(xx xx xx xx, xx xx xx).  The xx P&L (xx ) reflects average xx income of $x.  The xx  xx P&L (xx) reflects $xx - xx  Lender indicates used qualifying income based on xx even though the xx P&L supports xx earnings.  The xx deposits are in line with xx

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for borrowers business entity search for  xx to determine date business was xx or xx. - xx  Business in question income not used. xx cash flow per K-1.

6000064747	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has been employed with xxas a xx for 9.05 years. ; Verified housing payment history - XXXX mortgages + XXXX month;	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing xx tax return to support lease agreements. - xx Received a copy of the lease agreement for xx Per AUS item 14, this was all that was required.

CRED 0093 Credit Documentation is Insufficient - Missing a copy of the primary residence xx owned free and clear, tax bill and hazard insurance declaration to calculate DTI ratio. - XXXX Received a copy of the property detail report verifying property is free and clear.

6000064775	xxxx	Securitized	1	1	1	1	Verified housing payment history - The borrower has successfully demonstrated the ability to pay housing expenses equal to or greater than the proposed monthly housing expense for the new mortgage over the past XXXX months; Verified credit history - Previous credit history shows that the borrower has the ability to devote a greater portion of income to housing expenses.;	APRV 0010 Underwriting Loan Approval is Deficient - Income insufficient xx income from xx is for year 2019 for both borrower 1 and 2. Condition for award letter stating that benefits will last for at least xx years - xx Per IRA statements, monthly xx fundings can fund in excess of xx yrs.

APPR 0038 Property Site Value exceeds 30% - opinion of site value pg.xx xx - XXXX Exception set in error.  CA property, typical for Site Value to exceed XXXX%.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of taxes and insurance and evidence of HOA dues for primary address xx - xx Proof of mortgage payment, taxes and insurance received and updated for non subject property located at xx

**xx Lender provided proof of PITI & evidence (via mtg) not in a HOA.

6000064780	xxxx	Securitized	1	1	1	1
6000064785	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months of verified assets $XXXX; Verified housing payment history - XXXX mortgage;			NOTE 0057 Borrowers from Data Tape do not match Borrowers on the Note - Address per Note = "XXXX". Tape appeared not include the unit # XXXX. LP included unit # XXXX. - XXXX Exception set in error.
6000064791	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has been employed with XXXX as an XXXX for XXXX years.; Verified housing payment history - XXXX mortgage ;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Final Application document is not executed.
 - XXXX  Lender provided executed final 1003.

COMP 0010 Missing Affiliated Business Disclosure - ABD not found in file. - XXXX Exception set in error, out of scope for Business Purpose loan.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - FNMA SSR collateral risk score of XXXX.  Missing CDA. XXXX to order desk review. - XXXX Desk review supporting value of $XXXX received.

6000064793	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Credit Underwriting Risk Score is XXXX, missing CDA, IB to order desk review. - XXXX Desk review returned with value of $XXXX. Variance of XXXX% is with in acceptable XXXX% tolerance.

CR 0001 Missing Credit Report - The credit report is not in the file. - XXXX lender provided

6000064797	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation to support value of $XXXX. No FNMA SSR analysis due to non-UAD Form tyoe. - XXXX Received desk review to supporting value of $XXXX.

6000064798	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX mortgage; Verified credit history - Borrower has established tradelines dating XXXX;
6000064799	xxxx	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient - LOE is needed for large deposit of xx into xx on xx. Need 60 day history for xx insurance. - ***xx Per DU, if cash value of x only bxeing used for reserves, only need to verify cash value. We have that info on a policy open for @ xx yrs.

CRED 0114 Missing Purchase Contract - Sales contract not in file. - 7/7/2021 (Stips) p.xx. Lender provided a copy of the purchase contract. Condition Cleared.

CRED 0072 VVOE dated outside of required timeframe - The verbal VOE must be obtained within xx business days prior to the note date for employment income, Alternatively, lenders may obtain the verbal VOE after closing, up to the time of loan delivery. Note Date xx, VOE completed on xx for co borrower - xx) VVOE provided dated xx. Note date xx.VVOE was completed xxxdays of the note date.

6000064800	xxxx	Securitized	1	1	1	1				Verified housing payment history - The borrower has successfully demonstrated the ability to pay housing expenses equal to or greater than the proposed monthly housing expense for the new mortgage over the past XXXX months.; Verified credit history - Previous credit history shows that the borrower has the ability to devote a greater portion of income to housing expenses.;
6000064804	xxxx	Securitized	1	1	1	1	CRED 0072 VVOE dated outside of required timeframe - VVOE in file dated XXXX, Note dated XXXX. VVOE Dated outside of 10 day requirement and greater than 30 days. - Lender provided VVOE post-closing prior to delivery.

6000064805	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's Credit History showed seven mortgages with XXXX late payment, bankruptcyor foreclosures. Additionally the Credit report showed revolving trade accounts with XXXX% available credit. ; None - CoBorrowr's Credit History showed nine mortgage loan trades with XXXX late payments, or foreclosures. Additionally the revolving tradelines supported XXXX% credit availability with one tradeline reflecting credit limit of $XXXX.;
6000064810	xxxx	Securitized	1	1	1	1
6000064811	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX mortgage; Established credit history - Oldest trade line XXXX;			APPR 0046 Missing Third Party Appraisal Review - FNMA SSR collateral risk score of XXXX. Missing CDA. XXXX to order desk review. - XXXX Desk review supporting value of $XXXX received
6000064817	xxxx	Securitized	1	1	1	1				Verified credit history - Credit history showed XXXX real estate trade accounts with XXXX late payments, and foreclosures. ; Verified credit history - Borrower's Credit Report showed a revolving credit limit of $XXXX.; Verified reserves - Borrower's total asset accounts support XXXX months of reserves, which XXXX additional months than approved.;
6000064820	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA, IB to order. - XXXX Desk review supporting value of $xxreceived.
6000064822	xxxx	Securitized	1	1	1	1							APPR 0046 Missing Third Party Appraisal Review - Missing 2055 supporting stated value of $XXXX. (DU Approved PIW) - 2055 Supporting value of $XXXX received.
6000064823	xxxx	Securitized	1	1	1	1	Verified employment history - Self-employment borrower XXXX for 22 years; Verified housing payment history - 0x30 mortgage;	CRED 0084 Income Calculation Discrepancy - Missing a copy of the borrower XXXX tax return with all schedules,
Form 91 and documentation for loans close concurrently with Loan # XXXX, XXXX to calculate income  - Lender provided XXXX IRS 1040

6000064829	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX mortgages; Minimal outstanding debt - Revolving debt in the amount of $xx;
6000064830	xxxx	Securitized	1	1	1	1							CRED 0072 VVOE dated outside of required timeframe - Missing closing VVOE, the note date is XXXX and the co-borrower VVOE is dated XXXX. - stips XXXX DEED 0007 Missing PUD Rider
6000064835	xxxx	Securitized	1	1	1	1	CRED 0074 Borrower has not proven the ability to repay the debt - Borrower has not proven the ability to repay the debt due to missing income and asset verification - Assets verification cleared. - Income & Assets provided

CRED 0083 Asset Documentation is Insufficient - File is missing asset documentation, required funds to be verified per DU = $XXXX. Cash out not eligible to be included. - XXXX Stips-The lenders provided XXXX months bank statement with a total amount of $XXXX. Reserves required $XXXX.
Condition Cleared

QMATR 0014 AUS is invalid - conditions were not met - AUS is invalid.  Assets and rental income not documented. Loan is not eligible as a manually underwritten loan. - Income & Assets provided.

CRED 0007 Missing Employment doc (VOE) - Loan file is missing evidence of rental income. Missing Schedule E and/or leases to evidence rental income.  Unable to determine the final debt-to-income ratio until rental income documented. - XXXX Input Sche E income.

CRED 0075 Borrower has not exemplified the willingness to repay the debt - Borrower has not exemplified the willingness to repay the debt due to missing income and asset verification - 1

6000064848	xxxx	Securitized	1	1	1	1	APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value.

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review - Missing desk review to support value of $XXXX. No FNMA Risk Score. (XXXX to order) - XXXX Field Review in file.  Value supported.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Evidence of Verified Property Tax and/or Homeowners Insurance Information for XXXX. - XXXX Lender provide Sched E to evidence tax & haz.

6000064855	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing HOI, Tax and mortgage information on the borrowers primary residence. Monthly payment of $XXXX is stated on the AUS, but no additional information available. - XXXX Lender provided an updated AUS, 1003 and Explanation on primary. Lenders updated AUS reflects no primary housing expense and stated that there was none.

6000064857	xxxx	Securitized	1	1	1	1	PROP 0018 Missing PLS required secondary valuation. - Desk review required. - XXXX Desk review supporting value of $XXXX received.

APPR 0045 Appraiser's License is Expired - Appraiser's license tab did not open to enter appraiser license expiration date. Confirmed date XXXX. pg.XXXX - Exception set in error license not expired.

6000064871	xxxx	Securitized	1	1	1	1	QMATR 0014 AUS is invalid - conditions were not met - AUS is invalid - the final debt-to-income (DTI) ratio of XXXX% is outside resubmission tolerance of the LP approved DTI of XXXX%. Review debt is within $XXXX of the LP total monthly debt (rounding). The base income of $XXXX matches. Appears lender included rental income to income before accounting for the monthly PITIA and/or borrower's present housing costs when determining the final DTI. Borrower's subject housing VOR has not been verified. - XXXX Recd LOE regarding primary residence monthly rental payment. Per review the Total Debt to Income Ratio is XXXX%. Lender DTI XXXX%. Lender used non-borrower real estate income to qualify for loan. Borrower Sch C income is from XXXX and not XXXX income, which resulted in a higher income, reducing to below AUS approval DTI.

6000064873	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 52.79%; Verified employment history - over 5 years verified same employer;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Collateral Underwriter Risk score of XXXX. Missing secondary valuation product, XXXX to order. - XXXX Desk review supporting value of $XXXX received.

CRED 0093 Credit Documentation is Insufficient - Missing CD from the refinance of the primary residence to document the previous mortgage was paid in full. - Lender provided CD.

6000064895	xxxx	Securitized	1	1	1	1							ECOA 0003 No evidence lender provided copies of written appraisals - No evidence lender provided copies of written appraisals - XXXX Lender provided evidence that apsl was provided to bor.
6000064897	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - No findings were returned per FNMA SSR. - XXXX Desk Review supporting value of $XXXX received.

DEED 0021 Missing Legal Description on Mortgage/DOT - Per review the Legal Description is not listed on executed Mortgage. - Lender provided w/recorded mtg.

6000064910	xxxx	Securitized	1	1	1	1
6000064911	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline XXXX; Verified reserves - XXXX months of verified reserves;	DEED 0001 Missing Mortgage/Deed of Trust - Missing Mortgage/Deed of Trust. - XXXX Executed Mortgage received.

CRED 0006 Missing Employment doc (VVOE) - Missing copies of the borrower's third party verbal verification of Self employment for XXXX, XXXX, XXXX,  XXXX & XXXX within XXXX calendar days prior to the note date - XXXX Lender provided a copy of the Post Close SE Borrower VVOE, dated XXXX which verified the business is still active.

6000064912	xxxx	Securitized	1	1	1	1	CRED 0087 Tax Returns/Transcripts are Insufficient - Borrowers are missing documentation for XXXX to fully document partnership income for business XXXX , borrowers are also missing Tax documents for previous year (XXXX) - Lender provided tax returns, see K-1s for XXXX% ownership each. 'XXXX returns not yet filed & are within IRS deadlines.

CRED 0082 Income Documentation is Insufficient - Income documentation is insufficient, missing W2 for both borrowers to fully verify income from partnership. XXXX - See 1040's, no W-2 income, see K-1's.

APPR 0046 Missing Third Party Appraisal Review - SSR score for FNMA returned score of XXXX, desk review required (XXXX to order).

  - XXXX Desk Review supporting value of $XXXX received.

APP 0001 Missing Final 1003 Application - Missing Borrowers Final 1003 Application in file, all application in file are same date - Lender provided executed loan app signed XXXX.

CRED 0088 Missing proof property ownership is free and clear of debt/liens - AUS omitted from the underwriting calculations borrowers payments on property at XXXX with balance XXXX no evidence in file that borrowers do not still make payments on that property as the liability still reflects on borrower's credit report - Paid by business per bank stmts.

6000064918	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 75.00%; Verified employment history - Over 29 years employed with same employer;	COLL 0001 APN Number is not listed on Security Instrument - APN # was not found on the DOT Pg xx, legal description is metes & bounds. - xx Exception set in error legal description is metes & bounds.

APPR 0003 Appraisal value is not supported. - Remove LTV is based on value not purchase price. - Remove LTV is based on value not purchase price.

APRV 0003 Missing Loan Approval Date - Missing Loan Approval Date. - Exception set in error, AUS approval date xx

6000064919	xxxx	Securitized	1	1	1	1							HAZ 0005 Missing evidence of Hazard Insurance - Reviewer was unable to locate a hazard insurance declaration page for XXXX (subject property). - Lender provided.
6000064920	xxxx	Securitized	2	1	1	2	Verified housing payment history - XXXX; Verified reserves - XXXX months of verified the reserves in the amount of $xx;	APPR 0046 Missing Third Party Appraisal Review - PIW- Missing secondary valuation to support stated value of $XXXX. - 2055 supporting value of $XXXX received.	TRST 0003 Trust Agreement is Incomplete - Missing a copy of the executed trust certification and/or trust agreement - Provided

CRED 0082 Income Documentation is Insufficient - Missing Verification of Employment(xx) or paystub and W-2 from prior year from xx for B1.  $xx income was used to qualify, but there is no income documentation in the file for this borrower. - Lender provided documentation.

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the current tax bills, hazard insurance, mortgage statements for following: xx - Provide haz, tax & AUS for all properties

CRED 0072 VVOE dated outside of required timeframe - as-oxx

6000064922	xxxx	Securitized	1	1	1	1	QMATR 0011 Missing payment on "monthly payment for mortgage-related obligations". Section 1026.43(e)(2)(vi) - Missing evidence of terms of financing on primary residence. Per loan application, financed with XXXX #XXXX. Loan file reflects financed with XXXX. - XXXX Copy of final executed CD provided verifying final loan terms and payoff of XXXX.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing legal description on mortgage. - XXXX Lender provided.

QMATR 0014 AUS is invalid - conditions were not met - The conditions of the LP Feedback Certificate have not been met due to: missing evidence to support omitting XXXX, XXXX, missing XXXX tax returns to evidence Schedule C income for borrowers,  along with the 51.63% debt-to-income ratio outside of resubmission tolerance. - XXXX Lender provided a copy of a post close credit report that indicated that the XXXX and XXXX account have been paid.  Lender also provided a copy of the LPA which did not indicate that tax returns were required, but did require a 4506C be signed by closing, W2s or written VOE for co-borrower. A written VOE is in the file.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing evidence XXXX #XXXX has been paid off.  Credit supplement reflects a balance of $XXXX with no updated payment amount provided. Missing evidence to support omitting payment with XXXX #XXXX per LP.   - XXXX Stips. The lender provided evidence of payoff to XXXX ending XXXX in the amount of XXXX.
Condition cleared.

6000064928	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property - Missing proof of PITIA payments for XXXX and XXXX - XXXX Copes of final executed CDs for XXXX and XXXX received.

QMATR 0014 AUS is invalid - conditions were not met - The LP Feedback Certificate is invalid due the loan file not evidencing enough liquid reserves.  LP required $XXXX reserves and the file only reflects $XXXX. - Lender provided new XXXX asset.

6000067423	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA on non-subject properties; XXXX, XXXX, XXXX. Due to the lack of documentation for all properties, a debt-to-income ratio was unable to be calculated and will have to be confirmed when provided in order to show the AUS is valid. - XXXX Lender provided a copy of the XXXX HOI, tax and flood; NW XXXX HOI and taxes; and XXXX HOI and tax information.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Need a desk review because the collateral risk score is XXXX.  XXXX to order CDA. - XXXX Received post close CDA, value supported.

CRED 0091 Missing Tax Transcript(s) - The file contains a tax transcript inconsistency. Per request for the XXXX tax transcripts, XXXX years came back as "No record of return filed" as-of XXXX. The file contains the XXXX IRS 1040 executed XXXX.

 - XXXX Lender provided LOE regarding the borrower tax transcripts.  Borrower filed extension for XXXX and the ROA reflecting $XXXX due.  Additionally, lender provided XXXX extension which is good until XXXX.

6000067424	xxxx	Securitized	1	1	1	1
6000067425	xxxx	Securitized	1	1	1	1
6000067426	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing terms of financing for XXXX on primary residence. - XXXX Lender provided a copy of the CD for XXXX.

COMP 0046 Escrow account disclosure statement not delivered at closing - Escrow account disclosure statement not delivered at closing. - XXXX Lender provided a copy of the Escrow Disclosure statement dated XXXX.

CRED 0006 Missing Employment doc (VVOE) - Missing evidence of active employment at XXXX. - XXXX Lender provided a copy of the borrower license information, google search dated XXXX and a Processors Cert verifying that they called XXXX on XXXX to confirm applicant was still working.

6000067427	xxxx	Securitized	1	1	1	1				Verified housing payment history - XXXX; Verified reserves - Over XXXX of verified assets.;
6000067428	xxxx	Securitized	1	1	1	1	Verified reserves - SSignificant over and above the minimum requirement XXXX months PITIA $XXXX/month on subject investment = $XXXX from the total available $XXXX after cash to close. Excess reserves $XXXX. ; Low DTI - Well below 43% at 31%; Verified credit history - Excellent credit history reflected in the high credit scores XXXX being XXXX with great depth and presently conservative use of consumer revolving and installment debt.;	AUS 0001 Missing Final AUS Submission - Missing and provide AUS findings. DU was selected casefile XXXX XXXXas per final 1008@ pg XXXX. Only received DU XXXX Results @ pg XXXX. - Lender provided a copy of the AUS dated XXXX.

APRV 0004 Missing Guidelines for Loan Program used to Underwrite Loan File - Missing AUS. - Lender provided a copy of the AUS dated XXXX.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - To be addressed upon receipt of the AUS DU approval. Loan approval on XXXX confirms Appraised Value $XXXX that equals purchase price. - Lender provided a copy of the AUS dated XXXX.

6000067429	xxxx	Securitized	1	1	1	1	Verified reserves - $XXXX total available less cash to close max $XXXX AUS findings XXXX less reserve requirement as per AUS DU $XXXX = $XXXX excess reserves XXXX months PITIA ; Low DTI - Good DTI% well under XXXX% QM; Verified credit history - XXXX credit great depth reflected in the XXXX high scores XXXX; Low LTV/CLTV/HCLTV - Below the max LTV at 60%;	PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report for property located in XXXX, NJ. - XXXX PID received.

FLOOD 0001 Flood Notice Was Not Provided to Applicant(s) - Missing evidence flood notice provided to applicant. - XXXX Lender provided a copy of the flood cert and the Notice to Borrower not in Special Flood Hazard Area.

COND 0002 Condo Documentation is Insufficient - Missing evidence of completed FNMA HOA questionnaire Limited Review FNMA form 1077 or equivalent. - XXXX Lender provided a copy of their condo questionnaire.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing evidence of signed tax returns.  XXXX & XXXX unsigned returns submitted.  - XXXX Lender provided a response stating "In reviewing the income documentation requirements on the DU approval, signed tax returns are not required. Please clarify.  A signed 4506-C for the tax years of XXXX and XXXX is in the file.

Per FNMA Guidelines for tax returns:

Requirements ? Tax Returns
When required, personal federal income tax returns must be copies of the original returns that were filed with the IRS. All supporting schedules must be included. Alternatively, the lender may obtain applicable transcripts of federal income tax returns. See B3-3.1-06, Requirements and Uses of IRS IVES Request for Transcript of Tax Return Form 4506-C.

?Most recent? tax return is defined as the last return scheduled to have been filed with the IRS. See B1-1-03, Allowable Age of Credit Documents and Federal Income Tax Returns.

The information must be complete and legible.

Each tax return must be signed by the borrower unless the lender has obtained one of the following signature alternatives:

documentation confirming that the tax returns were filed electronically, a completed IRS Form 4506?C (signed by the borrower) for the year in question, or
IRS transcripts that validate the tax return.

FLOOD 0003 Flood Notice Was Not Executed

6000067430	xxxx	Securitized	1	1	1	1	CRED 0087 Tax Returns/Transcripts are Insufficient - XXXX tax return is insufficient evidence of stable income. DU requires XXXX years business tax returns unless self-employed same business for XXXX years. Borrower started business XXXX. - XXXX Lender provided a copy of the XXXX XXXX.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property.  Property located at XXXX missing taxes, hazard insurance (and HOA if applicable) or mortgage statement to indicate escrowed. - XXXX Lender provided a copy of the mortgage statement for XXXX.

6000067431	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have additional amount of reserves that was required per AUS.; Low LTV/CLTV/HCLTV - Subject transaction approved with 47.14% LTV/CLTV; Verified ownership of subject property - Borrowers owned subject property for XXXX years.;	FRAUD 0001 Fraud report alerts have not been addressed - Per loan approval pg XXXX, a Drive report was required; however, the file did not contain a final Drive report. - XXXX Lender provided a copy of the drive report for the borrowers.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property. Missing documentation evidencing property located at XXXX is free and clear per 1003 (hazard insurance in file, unable to determine if there is a mortgagee as additional insured or not). - XXXX Lender provided an explanation with an excerpt of the tax return reflecting no mortgage interest on the non-subject property and the HOI did not list a mortgagee.

6000067432	xxxx	Securitized	1	1	1	1
6000067433	xxxx	Securitized	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing evidence of terms of financing of XXXX as shown on 1008 (pg XXXX). Debt to income ratio to be re-evaluated upon receipt of documentation. - Lender provided a copy of the CD for the XXXX property.

6000067434	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Missing evidence of W-2s or written VOE documenting earnings for the most recent XXXX calendar years in accordance with LP for XXXX. - XXXX Lender provided a copy of XXXX w-2.

CRED 0083 Asset Documentation is Insufficient - Per LP, p.XXXX, the borrowers were required to verify reserves in the amount of $XXXX. Asset verification is missing from the loan file. - XXXX Lender provided a copy of the asset statement.

6000067435	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Borrowers have over XXXX in verified liquid assets prior to closing.; Low DTI - Debt Ratio verified under XXXX% reflects ability to repay;	CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for XXXX dated w/in XXXX business days of the Note date of XXXX (XXXX). - Lender provided a copy of the VVOE, dated XXXX

AUS 0002 Missing Final UCD Findings - Not provided in file - Waived by XXXX, file not to be delivered to Agencys. - XXXX Lender provided a copy of the UCD.

CRED 0093 Credit Documentation is Insufficient - Missing copies of mortgage statements primary residence to verify if escrowed payment, and/or current HELOC terms. (XXXX/ XXXX) - XXXX Received tax and insurance information for primary residence along with updated 1008 and AUS.

6000067436	xxxx	Securitized	1	1	1	1				Low DTI - DTI qualified XXXX% and this is without permissible gross-up of XXXX of existing REO; Verified employment history - Borrower has >20yrs employment with XXXX; Verified credit history - Acceptable depth of credit with limited active use of open credit lines. ;
6000067594	xxxx	Securitized	1	1	1	1				Low DTI - 26.56%; Verified liquid assets and/or savings history - over XXXX in verified liquid assets;
6000067595	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Borrowers have $XXXX in liquid reserves. ; Established credit history - XXXX credit score; XXXX year credit depth, excellent payment history includes XXXX mortgages.;	INS 0001 Missing Sufficient Evidence of Insurance - Missing hazard insurance policy from XXXX, only the endorsement letter was located in the file (p. XXXX). - XXXX Lender provided a copy of the HOI for subject.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Third Party Appraisal Review. SSR returned score of XXXX, desk review required (XXXX to order). - XXXX Received CDA. $XXXX value, XXXX% Variance, Reasonable.

6000067596	xxxx	Securitized	1	1	1	1				Verified reserves - File contains proof of XXXX months of verified reserves.; Conservative use of credit - Borrowers credit history reflects conservative use based on the high credit balances and lower outstanding balances owed on only minimal accounts.;			PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Third Party Appraisal Review/CDA. - XXXX Desk review supporting value of $XXXX.
6000067597	xxxx	Securitized	1	1	1	1				Minimal outstanding debt - Revolving debts under $XXXX.; Verified reserves - Verified assets over XXXX;			APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review. XXXX risk score. - XXXX Desk review supporting value of $XXXX received.
6000067598	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has been with same employer since 2004; Verified reserves - Borrower has XXXX months of reserves and only XXXX months required per program / AUS;	CRED 0006 Missing Employment doc (VVOE) - Missing evidence of verification of the Schedule F farming business. - *** Lender calculated DTI including the Farm Loss, they do not use 3rd parties to verify losses when qualified. Audit agrees with lender.

6000067599	xxxx	Securitized	1	1	1	1
6000067600	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower employed with XXXX as a XXXX for 14.28 years ; Verified housing payment history - XXXX;			PROP 0012 Missing Certificate of Occupancy - Subject property is new construction with the Certificate of Occupancy missing. - XXXX Lender provided a copy of the Certificate of Occupancy.
6000067602	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment of non-subject property - Missing proof of PITI payment for XXXX - XXXX - Received non-subject property Closing Disclosure date issued XXXX disclosing the PITI for the non-subject property. Total PITI was less than amount used to qualify.

CRED 0016 Insufficient Verified Funds to Close - Insufficient Verified Funds to Close - The loan file contains a Loan Estimate for refinance of XXXX. Missing CD for new loan to show funds for closing. pg. XXXX - Copy of CD for XXXX received verifying proceeds of $XXXX.

6000067603	xxxx	Securitized	1	1	1	1	CRED 0083 Asset Documentation is Insufficient - Asset Documentation is Insufficient - Missing XXXX consecutive months of bank statements for XXXX 401K and missing XXXX months verified assets for XXXX. AUS required assets verified covering a XXXX month period. - XXXX Lender provided the XXXX statements for XXXX and XXXX. Additionally lender provided XXXX Statements.

6000067604	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrower has $XXXX in liquid reserves.; Established credit history - XXXX mid credit score; XXXX year credit depth, excellent payment history includes XXXX mortgages.;
6000067605	xxxx	Securitized	2	1	2	1	Verified reserves - Funds required to close $XXXX. Verified funds $XXXX; Established credit history - Oldest tradeline XXXX;	HUD 0027 Missing evidence of the Seller HUD1 - File did not contain seller's CD - XXXX Non-Material No Assignee Liability	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing appraisal CDA\desk review. (XXXX to order).

 - XXXX Received CDA, value supported. XXXX% Variance, Reasonable Risk Rating.

CRED 0096 Missing proof of PITI payment on non-subject property - Provide HOI, Taxes, and HOA (if applicable) and mtg statement for property located at XXXX. Property on 1003; however, mortgage not reflecting on credit. - XXXX - Received a Closing Disclosure for the property on XXXX with an issued dated of XXXX reflecting a PITI of XXXX

CRED 0083 Asset Documentation is Insufficient - Provide documentation verifying EMD of $XXXX. - XXXX EMD of $XXXX removed from borrower verified funds.  Excluding this amount borrower has sufficient funds to close and in reserves.

6000067606	xxxx	Securitized	1	1	1	1	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - XXXX is listed twice under REOs. That same address is shown on the 1003 on page XXXX as being both the Primary Residence and an Investment Property. - XXXX - Received final executed 1003 reflecting different addresses as primary (XXXX) and subject (XXXX) as investment.

6000067607	xxxx	Securitized	1	1	1	1				Low DTI - Verified DTI is XXXX%; Minimal outstanding debt - Borrower has minimal consumer debt;			APPR 0046 Missing Third Party Appraisal Review - Missing Desk review, (XXXX to order). - XXXX Desk review supporting value of $XXXX received.
6000067608	xxxx	Securitized	1	1	1	1							PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR returned score of XXXX, desk review required (XXXX to order). - XXXX ARR supporting value of $XXXX received.
6000067609	xxxx	Securitized	2	1	2	1	Verified credit history - Borrower's Credit Reports shows XXXX mortgage accounts, each paid with XXXX late payments. Additionally borrowers revolving credit shows only XXXX% utilization.;	HUD 0027 Missing evidence of the Seller HUD1 - Missing sellers Closing Disclosure in loan file. - XXXX Non-Material No Assignee Liability	APPR 0046 Missing Third Party Appraisal Review - No findings are returned for non-UAD form type, desk review required (XXXX to order). - XXXX Received CDA, value supported. XXXX% Variance, Reasonable Risk Rating.

HUD 0001 Missing Final HUD-1 - Missing final Closing Disclosure in loan file. - see pg XXXX

6000067610	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has over XXXX months of verified reserves; Verified employment history - Borrower has been with employer for over 20 years;
6000067611	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower's credit reports shows XXXX mortgage accounts , with XXXX late payments. Primary borrower's revolving credit utilization was XXXX percent pg XXXX.;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA for borrower's primary residence. - XXXX Received a copy of the lenders CD for borrower's primary residence.

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review,  XXXX to order CDA. - XXXX CDA received.  $XXXX, XXXX% Variance, reasonable risk.

6000067612	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's Credit Report showed XXXX total mortgage accounts all paid with XXXX late payments, Additional borrower's revolving credit history showed a total of XXXX revolving accounts, dating back to XXXX with only XXXX% of revovlving credit utilization and a high credit limit $XXXX.; Verified employment history - Borrower's employment history dates back to year XXXX, therefore confirming over eight years of consistent employment with the same employer.;
6000067613	xxxx	Securitized	1	1	1	1	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Third Party Appraisal Review. XXXX to order. - XXXX Received CDA, value supported. XXXX% Variance, Reasonable Risk Rating.

6000067614	xxxx	Securitized	1	1	1	1	Verified reserves - AUS requiring XXXX months reserves and XXXX months verified per XXXX review.; Low DTI - Borrower verified DTI is XXXX% and well below guidelines.; Minimal outstanding debt - Borrowers have long established credit history but very minimal present usage.;	HAZ 0005 Missing evidence of Hazard Insurance - No Hazard Insurance documentation on subject property provided nor payment used for qualification purposes. - XXXX Lender provided a copy of the hazard insurance.

APPR 0046 Missing Third Party Appraisal Review - Missing appraisal/CDA review. XXXX to order. - XXXX Received CDA, value supported. XXXX% Variance, Reasonable Risk Rating.

6000067615	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV/CLTV of 52%/52%.; Verified reserves - File contains proof of XXXX months of verified reserves.; Net tangible benefit - Subject transaction is lowering interest rate from XXXX% to XXXX%.;	CRED 0006 Missing Employment doc (VVOE) - Obtain VVOE for XXXX from XXXX within XXXX days of note date. Obtain VVOE for XXXX previous employment with XXXX within XXXX days of note date. - XXXX Exception set in error. Employment Verification from XXXX dated XXXX was in submission file. No VVOE for previous employment required.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing Third Party Appraisal Review (XXXX to order) - XXXX Lender provided a copy of the CDA, $XXXX value, XXXX% Variance, Reasonable.

6000067616	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower XXXX years ; Verified housing payment history - Oldest tradeline XXXX;
6000067617	xxxx	Securitized	1	1	1	1
6000067618	xxxx	Securitized	1	1	1	1
6000067619	xxxx	Securitized	1	1	1	1
6000067620	xxxx	Securitized	2	1	2	1	Verified reserves - Borrower had $XXXX in reserves and required amount was $XXXX.;	HUD 0027 Missing evidence of the Seller HUD1 - Seller's CD was not in the file. - XXXX Non-Material No Assignee Liability	CRED 0088 Missing proof property ownership is free and clear of debt/liens - Provide documentation evidencing property located at XXXX is free and clear. XXXX schedule E taxes indicated mortgage interest was paid. - XXXX Lender provided an explanation regarding the mortgage interest on this property. The loan is actually against the XXXX property, but the CPA splits it out for tax purposes, allocating it XXXX between the XXXX properties.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - File did not contain a third party secondary property valuation (property CU score was XXXX). - XXXX Desk review returned with value of $XXXX.  Variance is XXXX% which is w/in acceptable XXXX% tolerance.

HAZ 0005 Missing evidence of Hazard Insurance - File did not contain hazard policy for subject property (CD indicated premium of $XXXX was collected at closing).  - XXXX Lender provided a copy of the hazard insurance for the subject property.

6000067621	xxxx	Securitized	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - XXXX - Missing Third Party Desk Review - Missing desk review to support value of $XXXX. FNMA Collateral Risk Score XXXX. (XXXX to order) - XXXX Desk review supporting value of $XXXX received.

CRED 0082 Income Documentation is Insufficient - Income Documentation is Insufficient - Missing year-to-date profit and loss statement signed by the borrower up to and including the most recent month preceding the loan application date. - XXXX Lender provided a copy of the XXXX YTD P&L.

6000067625	xxxx	Securitized	1	1	1	1	CRED 0093 Credit Documentation is Insufficient - Hazard insurance policy for XXXX indicates a 2nd mortgagee clause. Need proof of payment for this lien, or proof of release and paid off from XXXX. - XXXX Lender provided a copy of a property profile report for XXXX. Additionally, borrower received an additional XXXX from the 1031 exchange.

COMP 0045 ALTA Stmt and Closing Disclosure conflict - Summaries of Transactions on Closing Disclosure lists "new loan proceeds to all borrowers" of $XXXX. Payable to borrowers that is over and above the purchase price of subject. Additional documentation and explanation needed. Please note that DU did not approve with secondary financing. - XXXX Lender provided a copy of a property profile report for XXXX.  Additionally, borrower received an additional XXXX from the 1031 exchange.

6000067626	xxxx	Securitized	1	1	1	1
6000067627	xxxx	Securitized	1	1	1	1
6000067628	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have $XXXX in reserves and required reserves per DU is $XXXX;	CRED 0082 Income Documentation is Insufficient - Provide documentation evidencing ownership percentage XXXX. Additional documents may be required upon review (1003 and XXXX indicate borrower is XXXX and XXXX). - XXXX - Received a copy of XXXX 1040 tax return with online search showing XXXX is wholly owned subsidiary of XXXX. Borrower has no ownership interest.

6000067629	xxxx	Securitized	1	1	1	1
6000067630	xxxx	Securitized	2	2	1	1	Income verified was not used in qualifying - Borrower receives bonus and commission from primary employment that was not used to qualify. Additionally, borrower receives income from part time job (XXXX years) that was not used to qualify.; Verified reserves - Borrower reserves required $XXXX and borrower had $XXXX in reserves.;	AUS 0002 Missing Final UCD Findings - Final UCD findings were not in the file - XXXX- Waived per client. Loan not to be deliver to XXXX.	CRED 0082 Income Documentation is Insufficient - 1)Per FNMA XXXX, provide documentation that warrants the use of lease for property at XXXX instead of Schedule E. (property reported on XXXX schedule E with fair market days of XXXX).

2) Provide documentation evidencing property at XXXX was acquired during or subsequent to most tax filing since lease is used for rental (property not on schedule E). - XXXX Lender provided explanation on XXXX stating that they used the more conservative lease payment since they did not need the positive income to qualify.  Additionally for XXXX property, it was purchased in XXXX.

6000067631	xxxx	Securitized	1	1	1	1				Established credit history - Borrower has a long credit history of more than XXXX months. ;
6000067632	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - XXXX; Verified employment history - Over 9 years of verified employment history.;
6000067633	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower's Credit Report Showed XXXX total mortgage trades all paid with XXXX late payments.;	HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - Missing Addendum to Purchase Contract, reflecting amended price of $XXXX. - XXXX Exception set in error, revised purchase agreement in file pg XXXX.

HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of hazard insurance for subject property, closing Disclosure supports insurance policy with XXXX - XXXX Lender provided a copy of the HOI.

6000067634	xxxx	Securitized	1	1	1	1							AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - XXXX Lender provided a copy of the UCD Findings dated XXXX.
6000067874	xxxx	Securitized	2	2	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX: XXXX Not required by investor. Loans not to be delivered to XXXX.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payment on non-subject property - Missing proof of PITIA payment on XXXX - XXXX Updated 1003,1008, and DU received with XXXX removed.

CRED 0088 Missing proof property ownership is free and clear of debt/liens - Missing proof property ownership is free and clear of debt/liens - Missing proof XXXX is free and clear of debt/liens. - XXXX Documentation verifying XXXX

ECOA 0003 No evidence lender provided copies of written appraisals - Missing evidence lender provided copies of written appraisals. - Appraisal Disclosure pXXXX

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - FNMA/FHLMC loan with no secondary valuation to support appraised value, missing CDA, XXXX to order.
 - XXXX Received CDA, $XXXX value, XXXX% Variance, Reasonable Value.

CRED 0082 Income Documentation is Insufficient - Missing XXXX income documentation - XXXX Borrower owns XXXX% of the company with a salary of $XXXX per year and annual royalties.  The original file contains a copy of the XXXX tax returns and the borrower was qualified based on the XXXX month average.  XXXX tax returns are on extension.

APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - Missing Final XXXX Certificate of Completion with Final Photos. - XXXX Final inspection received.

6000067875	xxxx	Securitized	1	1	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX UCD findings received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payment on non-subject property - Missing proof of PITI payment for; XXXX. per final 1003 pg. XXXX. - XXXX Mortgage statement for XXXX received.

CRED 0084 Income Calculation Discrepancy - Income Calculation Discrepancy - Underwriter included XXXX W-2 income for XXXX pg. XXXX. 2020 W-2 not found in file. Missing evidence of XXXX W-2, used the figure as shown on XXXX for calculation purposes. If the missing W-2 is not located the DTI will need to be recalculated. - XXXX Recd duplicate copy of XXXX W2 for XXXX. **Review recalculated excluding W2 income.

CRED 0086 Undisclosed or Excluded Debt - Undisclosed or Excluded Debt - XXXX payment of $XXXX was excluded. (#XXXX pg. XXXX). - XXXX Recd business bank statements covering XXXX verifying payment of XXXX.

6000067876	xxxx	Securitized	2	2	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX: XXXX Not required by investor. Loans not to be delivered to XXXX.	COMP 0009 No Net Tangible Benefit to the Borrower - Unable to verify Benefit to the Borrower. While transaction is an investment property refinance, unable to verify reason and benefit for transaction. Loan is paying off a XXXX loan to same lender while increasing interest rate and payments with cash from the borrower of $XXXX. Copy of previous note not provided. - XXXX LOE from lender received explaining reason for refinance was due to borrower initial refinance was for primary residence however due to unforeseen circumstances that did not occur so loan was refinanced as investment.

6000067877	xxxx	Securitized	2	2	1	1	Verified employment history - Over 10 years of verified employment.; Conservative use of credit - Borrower demonstrates minimal use of consumer debt.;	CRED 0081 Seller Contributions exceed 2% - Seller Contributions exceed XXXX%, per the final CD, the seller credit is $XXXX, which exceeds the maximum $XXXX allowed. - XXXX Client acknowledged exception.	DEED 0008 Missing 1-4 Family Rider - Missing XXXX from the file on this investment property. - XXXX Complete copy of the Mortgage w/ XXXX received.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX UCD findings received.

CRED 0072 VVOE dated outside of required timeframe - VVOE dated outside of required timeframe - VVOE for XXXX is not located in the file. - XXXX Updated VVOE completed XXXX received.

6000067878	xxxx	Securitized	1	1	1	1	CRED 0082 Income Documentation is Insufficient - XXXX Recd 2020 1040 Transcripts reflecting Sche E Rental Income.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - FNMA/FHLMC loan with no secondary valuation to support appraised value, missing CDA, XXXX to order. -  XXXXDesk review supporting value of $XXXX received.

CRED 0004 Back-end Ratio exception (DTI) - Subject audit calculated Debt-to-Income (DTI) at 51.24%. The DU approved DTI is 40.22%.  Qualified on income of $XXXX with total debts of $XXXX - XXXX Recd XXXX 1040 Transcripts reflecting Sche E Rental Income.  Liabilities updated per Gap report XXXX.  Revised DTI 39.64%%.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject property; residence of XXXX located in XXXX. Letter of explanation indicates XXXX (also XXXX) let live free., however evidence on no PITI not provided. - XXXX Exception set in error.  Per LOE XXXX lives rent free.

6000067879	xxxx	Securitized	2	2	1	1					AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX: XXXX Not required by investor. Loans not to be delivered to XXXX.		CRED 0006 Missing Employment doc (VVOE) - Missing verbal verification of employment dated w/in XXXX days of the Note date of XXXX. - XXXX VVOE completed XXXX received.
6000067880	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has established credit history from XXXX; Net tangible benefit - Good overall reduction in interest rate and P&I payment.;
6000067881	xxxx	Securitized	1	1	1	1							APP 0003 Missing Initial 1003 Application - Missing initial loan application. - XXXX Initial 1003 received.
6000067882	xxxx	Securitized	2	2	1	1	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX: XXXX Not required by investor. Loans not to be delivered to XXXX.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - FNMA/FHLMC loan with no secondary valuation to support appraised value, missing CDA, XXXX to order. - XXXX Desk review supporting value of $XXXX received.

6000067883	xxxx	Securitized	2	2	1	1				Verified ownership of subject property - Borrower has owned subject property since XXXX; Income verified was not used in qualifying - Borrower has additional bonus income not used in qualification. Additionally, net rental income was not used on subject.;	AUS 0002 Missing Final UCD Findings - Missing UCD findings. - XXXX: XXXX Not required by investor. Loans not to be delivered to XXXX.
6000067884	xxxx	Securitized	1	1	1	1	Low DTI - Borrower has XXXX% DTI verified per XXXX review; Income verified was not used in qualifying - Borrower has additional K1 income and IRA distributions that have not been included in calculations;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX UCD findings received.

APP 0001 Missing Final 1003 Application - Initial 1003 only provided, which does not list income sources - XXXX Final 1003 received.

6000067885	xxxx	Securitized	1	1	1	1	DEED 0001 Missing Mortgage/Deed of Trust - Missing DOT, not found in file. - XXXX DOT/Mortgage received.

AUS 0002 Missing Final UCD Findings -  Missing Final UCD Findings. - XXXX UCD findings received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject properties:
XXXX (XXXX), XXXX (XXXX). - XXXX Recd copies of the final CDs XXXX.

6000067886	xxxx	Securitized	1	1	1	1	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on non-subject properties:
XXXX (XXXX), PFN21071195 (XXXX), XXXX(1XXXX). - XXXX Recd copies of the final CDs and first payment letters forXXXX.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - FNMA/FHLMC loan with no secondary valuation to support appraised value, missing CDA, XXXX to order. - XXXX Desk review supporting value of $XXXX received

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX findings received.

6000067887	xxxx	Securitized	1	1	1	1				Income verified was not used in qualifying; Minimal outstanding debt;			AUS 0002 Missing Final UCD Findings CRED 0096 Missing proof of PITI payment on non-subject property
6000067888	xxxx	Securitized	2	2	1	1	Income verified was not used in qualifying - Verified DTI of XXXX% does not include rental income on any REO property; Minimal outstanding debt - Borrowers maintain XXXX in unsecured consumer debt.;	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX: XXXX Not required by investor. Loans not to be delivered to XXXX.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payment on non-subject property closed concurrently; XXXX. - XXXX Copy of first payment letter and PCCD received for XXXX.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Address discrepancy is present. Appraisal, MERS, and prior Mortgagee documents indicate address with XXXX. Title, 1003, and security documents do not indicate a unit number on address.

Additionally, original 1003 indicates borrowers are not XXXX; however, XXXX documents are provided in file.  - XXXX Recd verification per XXXX that address is deliverable with or without unit number.

6000068008	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Over XXXX in verified liquid assets; Verified employment history - Over 10 years business owner with same business;	MI 0002 Missing number of months of MI collected at Closing - 1

HUD 0001 Missing Final HUD-1 - Missing final CD.  Loan file reflects a CD in loan file for another borrower, see pages XXXX.  - XXXX Lender provided

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings. - XXXX Stips-The lender provided a satisfied FHLMC XXXX.
Condition Cleared.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, NJ.
 - XXXX PDIR returned reflecting no damage.

APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review. XXXX to order. - XXXX Desk review returned with value of $XXXX.  Variance of XXXX% deemed to be w/in acceptable 10% tolerance.

CRED 0096 Missing proof of PITI payment on non-subject property - XXXX Stips-Received the mortgage statement for primary residence located at XXXX. Mortgage statement show the borrowers taxes and insurance are escrowed.
Condition Cleared.
XXXX: Received the final Hud-1 as evidence for the sale of property located at XXXX.
Condition Cleared.

6000068009	xxxx	Securitized	1	1	1	1	Established Landlord history - verified prior leases for rentals Pgs XXXX;	CRED 0083 Asset Documentation is Insufficient - Asset documentation from XXXX #XXXX and XXXX exceed the maximum XXXX months old and are not eligible to counted as reserves. - XXXX to XXXX (Stips p.XXXX) and XXXX dated XXXX to XXXX(Stips p.XXXX. Documents are eligible to count as reserves.
Condition Cleared.

QMATR 0014 AUS is invalid - conditions were not met - The AUS/LP is invalid due to; assets exceed max XXXX months aged, missing comparable rent schedule Form 1007 or qualify without benefit of subject rental income.  Additional rental properties owned > 1 year without evidence of rental income/expenses via Schedule E of tax returns. Audit recalculations using leases in file arrive at a DTI of 46.12%, which exceeds the DU approved DTI of 41.52% and is outside resubmission tolerance. - XXXX Complete appraisal with 1007 provided.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, NJ. - XXXX PDIR returned reflecting no damage.

CRED 0091 Missing Tax Transcript(s) - Tax Transcripts are not required. Income calculated based on W2 employment. - Tax Transcripts are not required. Income calculated based on W2 employment.

6000068010	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX Months of liquid reserves ; Low LTV/CLTV/HCLTV - LTV/CLTV 75% ;
6000068011	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 47%; Verified reserves - XXXX Months of liquid reserves ;	CRED 0082 Income Documentation is Insufficient - Missing 'XXXX Tax Return or evidence of request of extension of 'XXXX tax return. Loan closed after tax filing deadline. - XXXX Stips- The Lender provided the XXXX Extension document. Condition Cleared.

APP 0005 Missing Schedule of Real Estate Owned - Missing lease agreement on XXXX supporting rent in the amount of $XXXX per final loan application.  - XXXX to XXXX (Stips p.XXXX) and XXXX Deferred Compensation Fund dated XXXX to XXXX(Stips p.XXXX. Documents are eligible to count as reserves.
Condition Cleared.

CRED 0004 Back-end Ratio exception (DTI) - The audit debt-to-income (DTI) ratio of 49.32% exceeds the DU approved DTI of 45.17% and is outside resubmission tolerance.  Final DTI to be re-evaluated upon documentation of concurrent financing with Sun West. Audit income = $XXXX, Primary hsg = $XXXX (old financing), subject rent loss $$XXXX. Non-subject rent loss $XXXX, consumer debt $XXXX.  - XXXX Lender had provided proof of PITI, dti meets DU.

CRED 0072 VVOE dated outside of required timeframe - Missing VVOE within 10 days of the Note date of XXXX. - XXXX Stips p.XXXX-The lender provided the VVOE dated XXXX. Note date XXXX. VVOE meets the requirement dated within 10 days. - XXXX Stips p.XXXX-The lender provided the VVOE dated XXXX. Note date XXXX. VVOE meets the requirement dated within 10 days.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of PITIA with concurrent financing from XXXX #XXXX for primary residence. - XXXX Stips-The lender provided the CD for primary residence located at XXXX. The CD reflects taxes and insurance are escrowed.
Condition Cleared.

6000068012	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline XXXX; Verified housing payment history - XXXX;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of taxes and hazards insurance for the following properties: XXXX The debt-to-income ratio will need to be re-evaluated upon submission of documentation for PITIA on all rental properties. - XXXX Lender provided info.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing evidence of 'XXXX Tax Returns or evidence request for extension has been filed as loan closed after the 'XXXX filing deadline.  Missing Schedule E of 'XXXX & 'XXXX tax returns to evidence rental income.  Subject property has been owned > 2 years and Schedule E required per FNMA. Additionally, require Schedule E or leases for proof of rental income on all properties. - XXXX-Received a copy of 2020 tax filling extension. The lender also provided 2019 tax returns. Updated the REO screen.
Condition Cleared.

CRED 0006 Missing Employment doc (VVOE) - Missing independent/3rd party source of self-employment for XXXX. - XXXX Stips-The lender provided to 3rd party source of Self Employment for XXXX for employment at XXXX dated XXXX.

AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings Report . - XXXX (Stips) p.XXXX-The lender provided the final XXXX. Condition Cleared

6000068013	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline XXXX; Verified housing payment history - XXXX;	CRED 0006 Missing Employment doc (VVOE) - Missing copies of the borrower's verbal verification of employment for XXXX and Earning Statement and XXXX - XXXX Stips-Recent VVOE received for XXXX confirms the VVOE was verified on XXXX. Note date XXXX. 5 days before the note date.
Condition Cleared

AUS 0002 Missing Final UCD Findings - Missing a copy of the Final UCD finding report. - XXXX Stips-Received the final satisfied FHLMC UCD feedback certificate.
Condition Cleared

APPR 0001 Missing Copy of Original Appraisal report - Missing Copy of Original Appraisal report - XXXX Stips-The lender provided a copy of the full appraisal report to include the appraisal license expiration date XXXX. The license was not expired at the time of closing on XXXX.
Condition Cleared.

ECOA 0003 No evidence lender provided copies of written appraisals - Missing evidence lender provided copies of written appraisals. - XXXX Stips-Per LOE from the lender the appraisal report was transferred to a different lender to XXXX. The lender provided an executed appraisal delivery wavier document.
Condition Cleared.

6000068014	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 50.88%; Verified employment history - 12.5 years;	QMATR 0011 Missing payment on "monthly payment for mortgage-related obligations". Section 1026.43(e)(2)(vi) - Missing Primary Residence Mortgage statement form XXXX #XXXX to verify escrow Tax and Insurance. - XXXX Stips-The lender provided the mortgage statement for primary residence located a XXXX to include escrowed taxes and insurance.
Condition Cleared

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA/secondary valuation report, XXXX to order. - XXXX Desk review returned with value of $XXXX.  Variance of XXXX% deemed to be w/in acceptable XXXX% tolerance.

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE from XXXX - XXXX Stips-Recent VVOE provided for XXXX was verified on XXXX. Note date XXXX. 2 days after closing. The borrower was still employed.
Condition Cleared.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, NJ. - XXXX PDIR returned reflecting no damage.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Missing Lease Agreements for REO properties; XXXX. Rental Income $XXXX month and XXXX Rental Income XXXX, listed on 1003 but not on XXXX/Sch-E p.XXXX or missing a page to verify rental income. - XXXX Stips-The lender provided to XXXX tax returns to include all pages of the Sch-E. Rental income supports the rental income calculations.

APP 0005 Missing Schedule of Real Estate Owned - Missing All REO property Mortgage statements/terms of financing from Sun West Mortgage #XXXX - XXXX Stips-The lender provided all REO mortgage statement to include escrow. Updated the REO screen.
Condition Cleared.

6000068015	xxxx	Securitized	1	1	1	1	Verified employment history - 12.5 years; Low LTV/CLTV/HCLTV - 50%;	APP 0005 Missing Schedule of Real Estate Owned - 1. Missing REO property Mortgage statements/terms of financing from SXXXX #XXXX, #XXXX, #XXXX, #XXXX, #XXXX & #XXXX.
2. Missing Primary Residence mortgage statement from XXXX #XXXX to verify Escrow Tax & Ins. - XXXX Lender provided mtg stmts

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, NJ. - XXXX PDIR returned reflecting no damage.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA/Secondary valuation report, XXXX to order. - XXXX Desk review supporting value of $XXXX received.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Missing Lease Agreements for REO properties; XXXX Rental Income $XXXX month and XXXX $XXXX, listed on 1003 but not on XXXX/Sch-E p.XXXX or missing a page to verify rental income. - XXXX Lender provided all pages of Sched E

6000068016	xxxx	Securitized	1	1	1	1	Verified housing payment history - Borrowers housing history was supported using Credit Report which showed a total of XXXX real estate trade accounts all paid with XXXX late payments. Additionally, borrower's loan file supports three real estate properties owned free and clear.; Verified credit history - Borrowers Credit Report dates to year XXXX, with no indicated late payments foreclosures or collections. The Credit Reports supports a total of XXXX revolving trade accounts, and XXXX revolving account with a high credit limit of $XXXX.;	AUS 0002 Missing Final UCD Findings - Missing final UCD Findings Report. - XXXX Stips-The lender provided the UCD finding report dated XXXX. Conditional Cleared.

CRED 0006 Missing Employment doc (VVOE) - Missing verbal verification of employment for XXXX from XXXX.  Loan file does not include 10 days preclosing verification. - XXXX Stips- The lender provided the VVOE for B1 from XXXX dated XXXX. The VVOE was verified within 1 day of the note date of XXXX which meets the acceptable timeframe of 10 days before closing.
Condition Cleared.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing sufficient tax and insurance amounts for all rental/investment properties. Loan file includes year XXXX tax returns with supporting tax and rental amounts, however no updated  information for each property. - XXXX Lender provided proof of haz/taxes.

HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of hazard insurance for subject property.  - XXXX Stips-Received the hazard insurance of subject property located at XXXX.
Condition Cleared.

6000068017	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower's Credit Report showed credit history dating to year XXXX, with a XXXX revolving credit tradelines, with one tradeline showing a high limit of $XXXX, with XXXX late payments.; Verified housing payment history - Borrower's housing payment history shows XXXX mortgage accounts all paid with XXXX late payments or foreclosures. ;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA/Secondary valuation report, XXXX to order.
 - XXXX Desk review supporting value of $XXXX received.

CRED 0082 Income Documentation is Insufficient - Loan closed after tax filing deadline and is missing the 'XXXX personal 1040 tax return.  Business returns can only be waived provided XXXX years personal returns included, see DU condition #XXXX.  - XXXX Stips-The lender provided the XXXX
Extension of time and a XXXX W2 which reflects wages of $XXXX.

6000068018	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower had over XXXX months of verified PITI reserves for the subject property.;	CRED 0006 Missing Employment doc (VVOE) - Missing verification of self employment using third party source as required by AUS. - XXXX Stips- Per underwriter certification received as evidence of the borrower self employment verified on XXXX. In additionally the borrowers business license reflects the license type as a XXXX.
Condition Cleared.

AUS 0002 Missing Final UCD Findings - Loan file is missing final UCD Findings.  - XXXX Stips-Received the final UCD finding dated XXXX. Condition Cleared

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing evidence of existence of business for a minimum of XXXX years, therefore AUS requires the most recent XXXX years of personal & business tax returns.  Missing the 'XXXX tax return and/or request for extension as loan closed after tax filing deadline. The 'XXXX tax return in the loan file does not include Schedules C & E. - XXXX Lender provided application for extension of 'XXXX return.

CRED 0082 Income Documentation is Insufficient - Missing evidence of rental income for property on XXXX.  Year XXXX Tax transcript in loan file supports schedule E rents, however unable to determine which property rent total is based. - XXXX Lender provided Sched E from 'XXXX.

6000068019	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower's Credit Report showed a revolving credit limit if $XXXX and a total of XXXX revolving tradelines and only XXXX% revolving credit utilization.;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA payment on borrower's primary residence. - XXXX Stips-Received the payment history for primary residence located at XXXX. The payment of XXXX supports payment calculated in the DTI.
Condition Cleared.

AUS 0002 Missing Final UCD Findings - Missing the Final UCD Findings.  - XXXX Stips-The lender provided the UCD finding report.

CRED 0091 Missing Tax Transcript(s) - 1 - 1

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX, NJ. - XXXX PDIR returned reflecting no damage.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing CDA/Secondary valuation report, XXXX to order.
 - XXXX Desk review supporting value of $XXXX received.

CRED 0082 Income Documentation is Insufficient - Missing income documentation for year 'XXXX. Loan file includes W2 yr 'XXXX . Final loan application indicates borrower started employment November 'XXXX.  Income documentation is not sufficient. - XXXX Lender provided XXXX with XXXX figures.

CRED 0083 Asset Documentation is Insufficient - Missing evidence of source of large deposits totaling $XXXX in XXXX, XXXX. Letter of explanation reference movement of $XXXX in funds for car purchase & lending $XXXX and subsequent repayment of $XXXX. However, those transaction are not reflected on bank statements.  Missing evidence of $XXXX EMD. - *** XXXX Lender provided evidence of $XXXX EMD, transfer of funds from XXXX $XXXX. The $XXXXdeposit on XXXX from @ half of repayment of loan.

CRED 0006 Missing Employment doc (VVOE) - Missing verbal verification of employment. - XXXX Stips-Received recent VVOE provided was verified on XXXX. Note date XXXX. 1 day before the note date.
VVOE acceptable.
Condition Cleared

6000068020	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Audit re-calculated the Debt-to-Income (DTI) ratio in accordance with agency guidelines to arrive at a DTI of 67.59%, which is outside resubmission tolerance and the loan is not eligible as a manually underwritten loan. LP approved DTI = 13%. Appears lender included non-mortgage interest in calculating net cash flow on the subject rental property. Per the final CD, there was no mortgage related debt being paid, hence, no mortgage interest. See FHLMC Form XXXX for guidance. - XXXX Lender provided updated XXXX, when included tip income, dti is now meets DU.

AUS 0002 Missing Final UCD Findings - Missing final UCD Findings in loan file. - lender provided

QMATR 0014 AUS is invalid - conditions were not met - Audit calculated DTT at 67.56%, which exceeds the LP approved DTI of 13% and has been invalidated.   - Lender provided updated DU, loan now meets DU conditions.

6000068021	xxxx	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Subject loan is an Investment property. Total review DTI is 96.91%. Approval (pg. XXXX) reflects 49.05%. Lender did not include XXXX Schedule E tax return (pg. XXXX) in rental calculation as required per the AUS (pg. XXXX). Negative rents for the two additional properties owned is $XXXX per the Schedule E. Lender use $XXXX. Unable to determine how lender calculated the negative rental income. No lease provided for the subject property when lender used $XXXX as gross rental income. Approval reflects a PIW, thus no appraisal in file to confirm market rents. - XXXX Lender provided updated data & tax return, subject dti acceptable.

QMATR 0012 Missing leases for rental properties on Schedule E - Missing subject property (XXXX) lease agreement to support $XXXX per month.  No other leases in file for the REO properties on the Sch E of the most recent XXXX tax returns.  Negative rental calculated from this Sch E (pg. XXXX) - XXXX Stips-Received the comparable rent schedule for subject property located a XXXX. The rent schedule reflects an expected rent amount of $XXXX which support the $XXXX used in calculations.
Condition Cleared.

6000068022	xxxx	Securitized	1	1	1	1				Verified credit history - Oldest Tradeline XXXX.; Verified employment history - Over 14 years of verified employment.;
6000068023	xxxx	Securitized	1	1	1	1	Established Landlord history - Verified over 1 year of landlord history.; Verified employment history - Verified over 6 years as a xxxxx.;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	CRED 0006 Missing Employment doc (VVOE) - 09/24/2021 Stips-The lender provided VVOE for xxxxx verified on xxxxx. Note date xxxx. Acceptable timeframe within 2 days from the note date.
Condition Cleared. - 09/24/2021 Stips-The lender provided VVOE for xxxxx verified on xxxxx. Note date xxxxx. Acceptable timeframe within 2 days from the note date.
Condition Cleared.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing the mortgage statement for primary residence located at xxxxx to properly calculate the PITI. - Improved dti, non-material difference

DEED 0023 Corrections to the Mortgage/DOT are not initialed by the Borrower(s) - Corrections made by the notary, state and county changed. - Exception set in error, notary changes are not required to be initialed by the borrower.

CRED 0072 VVOE dated outside of required timeframe - VVOE dated outside the required timeframe. Missing VVOE dated w/in 10 days of the note date of xxxxx. VVOE for xxxxx, dated xxxxx, from xxxxx County Fire Department was dated outside the acceptable timeframe. The note was signed on xxxxx. - 09/24/2021 Stips-The lender provided VVOE for xxxxx verified on xxxxx. Note date xxxxx. Acceptable timeframe within 2 days from the note date.
Condition Cleared.

6000068024	xxxx	Securitized	1	1	1	1	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing Taxes/HOA for non subject property located at XXXX
 - XXXX Stips-Received Taxes and Insurance for non subject property located at XXXX. Updated PLUMS. Condition Cleared.

CRED 0006 Missing Employment doc (VVOE) - XXXX Stips-Received the VVOE for XXXX from XXXX dated XXXX.
Note date XXXX. VVOE acceptable timeframe within XXXX days of the note date of XXXX.
XXXX Stips-Received the VVOE for XXXX from XXXX dated XXXX.
Note date XXXX. VVOE acceptable timeframe within XXXX days of the note date of XXXX.
Condition Cleared.
 - XXXX Stips-Received the VVOE for XXXX from XXXX dated XXXX.
Note date XXXX. VVOE acceptable timeframe within XXXX days of the note date of XXXX.
XXXX Stips-Received the VVOE for XXXX from XXXX dated XXXX.
Note date XXXX. VVOE acceptable timeframe within XXXX days of the note date of XXXX.
Condition Cleared.

HAZ 0005 Missing evidence of Hazard Insurance - Missing Hazard Insurance Policy for subject property. - XXXX Stips-Received the Declarations page for the Subject property located at XXXX.
Condition Cleared.

CRED 0072 VVOE dated outside of required timeframe - VVOE dated outside of required timeframe.
Missing VVOE dated w/in XXXX days of the Note date of XXXX.
VVOE for XXXX, dated XXXX, from XXXX was dated outside the acceptable timeframe. The note was signed on XXXX. - XXXX Stips-Received the VVOE for XXXX from XXXX dated XXXX.
Note date XXXX. VVOE acceptable timeframe within XXXX days of the note date of XXXX.
XXXX Stips-Received the VVOE for XXXX from XXXX dated XXXX.
Note date XXXX. VVOE acceptable timeframe within XXXX days of the note date of XXXX.
Condition Cleared.

PROP 0018 Missing PLS required secondary valuation. - Missing secondary valuation with a value less than a negative XXXX% of the state value. (AVM/XXXX) - AVM returned supporting value of $XXXX.

6000068025	xxxx	Securitized	1	1	1	1				Verified employment history - Over 25 years of employment history verified.; Verified credit history - Oldest tradeline xxxxx;		11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.
6000068026	xxxx	Securitized	1	1	1	1	Verified housing payment history - Owned primary residence for over 34 years; Verified employment history - xxxxx since xxxxx.;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR returned score of 3.7, desk review required (xxxxx to order). - 09/24/21 Desk review supporting value of xxxxx received.

6000068027	xxxx	Securitized	1	1	1	1	Verified reserves - File contains proof of 31 months of verified reserves.; Verified employment history - Borrower has been employed as an xxxxx for 17.91 years.; Low DTI - Low DTI o 13.82%.;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of taxes for the following non-subject properties: xxxxx - 09/24/2021 Stips-The lender provided the property taxes search for properties located at xxxxx. The amount has been included on the REO screen.
Condition Cleared.

APRV 0010 Underwriting Loan Approval is Deficient - AUS will need to be resubmitted upon receipt of missing tax documentation as conditioned, on non-subject properties, as identified in CRED0096, and net rental income adjusted accordingly. AUS Item 11 reflects 6 properties are financed and QC results show there are 8 financed including subject.  Upon receipt of conditioned documentation explaining discrepancies noted in CRED 0104, AUS needs to be updated accordingly should findings reflect there are no changes in number of financed properties, and accurate count is eight. - 10/1/21 Lender provided evidence other properties not in the name of our bor.

CRED 0104 Missing Letter of Explanation - Missing LOE from borrower as to why the following non-subject properties are on the 1003 but not reflected on Schedule E:  xxxxx.

Missing LOE from borrower as to why the following non-subject properties are on Schedule E but not on 1003 and/or proof of disposition: xxxxx. - 10/1/21 Lender provided evidence other properties not in the name of our bor.

CRED 0001 Unacceptable Mortgage History - Missing mortgage payment history for non-subject property located at xxxxx as conditioned in AUS item 12, xxxxx. - 09/24/2021 Stips-The lender provided the mortgage payment history for property located at xxxxx. AUS conditional item 12,xxxxx.
Condition Cleared.

6000068028	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV/CLTV of 37.04%/37.04%.; Verified reserves - File contains proof of 10 months of verified reserves.; Net tangible benefit - Subject transaction is lowering interest rate from 3.50% to 2.99% and netting cash equity of xxxxx;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payment on SunWest mortgage on non-subject property located at xxxxxx, loan xxxxx showing payment of xxxxx. This is not reflected on credit report. Lien IAO xxxxx showing payment of xxxxx, per mortgage statement 86. Ambiguous lien amount on CBC of xxxxx shows on 1003 xxxxx. If there is only one lien on this property, AUS needs to be updated with correct lien amount and PITI. - 10/09/21 Final CD for xxxxx provided verifying PITIA of xxxxx.

COMP 0046 Escrow account disclosure statement not delivered at closing - see xxxxx

INS 0001 Missing Sufficient Evidence of Insurance - Missing valid hazard insurance coverage.  Policy in file xxxxx expired xxxxx. - 09/24/2024 Stips-The lender provided an updated copy of hazard insurance coverage that reflects an expiration date of xxxxx.
Condition Cleared.

DEED 0007 Missing PUD Rider - Missing PUD Rider per appraisal xxxxx and HOA documentation xxxxx. - 10/25/21 Corrected Mortgage with executed PUD Rider provided with Statement of Intent to Re Record by lender received.  Per Investor Ok to accept with lender's letter of intent.

CRED 0001 Unacceptable Mortgage History - Missing mortgage history on non-subject property located at xxxxx for AUS item 14.

APRV 0010 Underwriting Loan Approval is Deficient - AUS returned Approve/Ineligible due to excessive DTI of 59.72%.  Loan is conditioned for additional PITI/mortgage history for borrowers primary residence located at xxxxx and evidence of one or two liens on said property. Depending on documentation received, figures may change for non-subject PITI and AUS would need to be adjusted and resubmitted accordingly.  Consumer debts need to be updated to reflect solar lien of xxxxx/mo as paid off per Change of Circumstance xxxxx.  Property type needs to be corrected to reflect PUD-detached per appraisal xxxxx.  Monthly subject HOA of xxxxx needs to be added per HOA statement xxxxx.  Final AUS recommendation/risk class must be an Approve/Eligible. - 10/09/21 Updated DU findings provided.

6000068030	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV/CLTV of 60.76%/60.76%.; Verified reserves - File contains proof of 10 months of verified reserves.;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	APRV 0010 Underwriting Loan Approval is Deficient - AUS needs to be resubmitted to update monthly insurance payment to xxxxx per xxxxx and PITI of primary to xxxxx (PITI xxxxx + HOA xxxxx) - 09/24/2021 Stips-Received AUS resubmission dated xxxxxx. Updated insurance payment of xxxxx and PITI for primary of xxxxx. Review variance is less than 3% and considered non-material.
Condition Cleared.

6000068032	xxxx	Securitized	1	1	1	1	Verified reserves - File contains proof of 33 months of verified reserves.;	11/5/2021: Annaly email request received (SC) for this loan to be included in securitization OBX 2022-INV1. Loan status updated to Securitized.	AUS 0002 Missing Final UCD Findings - Missing Final UCD Findings - 09/24/2021 Stips-The lender provided the UCD findings submission date xxxxx. Condition Cleared.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of Taxes on non-subject property located at:  xxxxx.  Missing proof of HOA fees on non-subject property located at:  xxxxx (xxxxx fee on 1003). - 10/5/21 Lender provided proof of qtrly hoa dues xxxxx

6000064808	xxxx	Securitized	1	1	1	1				Verified employment history; Verified housing payment history;			CRED 0072 VVOE dated outside of required timeframe CRED 0006 Missing Employment doc (VVOE)